NMZ
Nuveen Municipal High Income Opportunity Fund
Portfolio of Investments    July 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 144.1% (100.0% of Total Investments)
	MUNICIPAL BONDS – 141.0% (97.8% of Total Investments)
	Alabama – 2.2% (1.5% of Total Investments)
$182	Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste Disposal Revenue Bonds, Big Sky Environmental LLC Project, Refunding Taxable Series 2017C, 1.000%, 9/01/37, 144A (4)	8/21 at 100.00	N/R	$2
1,000	Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste Disposal Revenue Bonds, Big Sky Environmental LLC Project, Series 2017A, 6.750%, 9/01/37, 144A (4)	9/27 at 100.00	N/R	700,000
212	Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste Disposal Revenue Bonds, Big Sky Environmental LLC Project, Taxable Series 2017B, 6.750%, 9/01/37, 144A (4)	9/27 at 100.00	N/R	148,647
1,000	Alabama Industrial Development Authority, Solid Waste Disposal Revenue Bonds, Pine City Fiber Co Project, Series 1993, 6.450%, 12/01/23 (AMT)	8/21 at 100.00	B1	1,001,470
2,000	Alabama Private Colleges and University Facilities Authority, Limited Obligation Bonds, University of Mobile Project, Series 2015A, 6.000%, 9/01/45, 144A	9/25 at 100.00	N/R	2,217,260
1,000	Hoover Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, United States Steel Corporation Proejcet, Green Series 2020, 6.375%, 11/01/50 (AMT) (Mandatory Put 11/01/30)	No Opt. Call	B-	1,292,050
10,765	Hoover Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, United States Steel Corporation Proejcet, Series 2019, 5.750%, 10/01/49 (AMT)	10/29 at 100.00	B-	13,005,950
5,000	Jefferson County, Alabama, Sewer Revenue Warrants, Capital Appreciation Subordinate Lien Series 2013F, 7.900%, 10/01/50 (5)	10/23 at 105.00	BB	5,166,050
1,000	Jefferson County, Alabama, Sewer Revenue Warrants, Senior Lien Series 2013C, 6.500%, 10/01/38 – AGM Insured (5)	10/23 at 105.00	BB+	1,034,190
2,000	Mobile County, Alabama, Limited Obligation Warrants, Gomesa Projects, Series 2020, 4.000%, 11/01/45, 144A	11/29 at 100.00	N/R	2,209,640
	Tuscaloosa County Industrial Development Authority, Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A:
2,100	4.500%, 5/01/32, 144A	5/29 at 100.00	N/R	2,303,468
1,000	5.250%, 5/01/44, 144A	5/29 at 100.00	N/R	1,182,450
27,259	Total Alabama			30,261,177
	Alaska – 0.1% (0.0% of Total Investments)
695	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Senior Series 2021A Class 1, 4.000%, 6/01/50	6/31 at 100.00	BBB+	825,264
	Arizona – 3.8% (2.7% of Total Investments)
	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Christian University Project, Series 2019A:
400	5.500%, 10/01/40, 144A	10/26 at 103.00	N/R	436,696
800	5.625%, 10/01/49, 144A	10/26 at 103.00	N/R	869,760

NMZ	Nuveen Municipal High Income Opportunity Fund (continued)
Portfolio of Investments July 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
$10,000	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Heritage Academy - Gateway and Laveen Pojects, Series 2021B, 5.000%, 7/01/51, 144A	7/28 at 103.00	N/R	$10,311,000
10,000	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Heritage Academy - Gateway and Laveen Pojects, Taxable Series 2021A, 5.000%, 7/01/51, 144A	7/28 at 103.00	N/R	10,012,300
1,000	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Heritage Academy - Gateway and Laveen Pojects, Taxable Series 2021C, 6.000%, 7/01/29, 144A	No Opt. Call	N/R	1,001,510
5,000	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Pinecrest Academy of Nevada ? Sloan Canyon Campus Project, Series 2020A-2, 6.150%, 9/15/53, 144A	9/23 at 105.00	BB+	5,655,000
1,000	Arizona Industrial Development Authority, Education Facility Revenue Bonds, Caurus Academy Project, Series 2018A, 6.500%, 6/01/50, 144A	6/28 at 100.00	N/R	1,153,170
1,000	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Gateway Academy Project, Series 2019A, 5.750%, 1/01/50, 144A	1/30 at 100.00	N/R	1,083,040
3,000	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Rowan University Project, Tender Option Bond Trust 2016-XF2337, 17.601%, 6/01/42, 144A (IF) (6)	6/22 at 100.00	A3	3,440,700
435	Phoenix Industrial Development Authority, Arizona, Multifamily Housing Revenue Bonds, Deer Valley Veterans Assisted Living Project, Series 2016A, 5.125%, 7/01/36	7/24 at 101.00	N/R	450,725
1,000	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Desert Heights Charter School, Series 2014, 7.250%, 5/01/44	5/24 at 100.00	N/R	1,100,270
3,000	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Refunding Series 2020, 5.000%, 7/01/49, 144A	7/26 at 103.00	N/R	3,310,380
	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2016:
245	5.250%, 7/01/36	7/26 at 100.00	BB-	272,153
400	5.375%, 7/01/46	7/26 at 100.00	BB-	440,828
475	5.500%, 7/01/51	7/26 at 100.00	BB-	522,092
1,000	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2019, 5.875%, 7/01/51, 144A	7/26 at 103.00	N/R	1,148,050
2,000	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2014A, 9.000%, 2/01/44	2/24 at 100.00	N/R	2,272,360
350	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Synergy Public Charter School Project, Series 2020, 5.000%, 6/15/35, 144A	6/28 at 100.00	N/R	378,455
100	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, The Paideia Academies Project, 2019, 5.125%, 7/01/39	7/25 at 100.00	N/R	106,642
2,500	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Carden Traditional Schools Project, Series 2012, 7.500%, 1/01/42	1/22 at 100.00	B-	2,508,850
605	Pinal County Industrial Development Authority, Arizona, Correctional Facilities Contract Revenue Bonds, Florence West Prison LLC, Series 2002A, 5.250%, 10/01/22 – ACA Insured	8/21 at 100.00	BBB-	605,805
1,095	Quechan Indian Tribe of the Fort Yuma Reservation, Arizona, Tribal Econmic Development Bonds, Series 2012A, 9.750%, 5/01/25	5/22 at 100.00	N/R	1,129,777
2,500	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.500%, 12/01/37, 144A	No Opt. Call	Ba3	3,712,450

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
$915	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water & Sewer Inc Refunding, Series 2007A, 6.375%, 12/01/37 (AMT)	9/21 at 100.00	N/R	$914,982
48,820	Total Arizona			52,836,995
	Arkansas – 0.3% (0.2% of Total Investments)
4,000	Arkansas Development Finance Authority, Industrial Development Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49 (AMT), 144A	9/26 at 103.00	B-	4,480,840
	California – 15.5% (10.7% of Total Investments)
18,875	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Second Subordinate Lien Series 2016B, 5.000%, 10/01/37 (UB) (6)	10/26 at 100.00	Baa2	22,326,294
5,000	California Community Housing Agency, California, Essential Housing Revenue Bonds, Creekwood, Series 2021A, 4.000%, 2/01/56, 144A	8/31 at 100.00	N/R	5,474,200
2,000	California Community Housing Agency, California, Essential Housing Revenue Bonds, Ester Apartments, Series 2021A-2, 4.000%, 2/01/43, 144A	8/31 at 100.00	N/R	2,265,740
1,000	California Community Housing Agency, Essential Housing Revenue Bonds, Fountains At Emerald Park, Junior Lien Series 2021A-2, 4.000%, 8/01/46, 144A	8/31 at 100.00	N/R	1,120,650
2,250	California Enterprise Development Authority, Charter School Revenue Bonds, Norton Science and Language Academy Project, Series 2020, 6.250%, 7/01/58, 144A	7/27 at 102.00	N/R	2,457,360
	California Health Facilities Financing Authority, Refunding Revenue Bonds, Stanford Hospital and Clinics, Tender Option Bond Trust 2016-XF2353, Formerly Tender Option Bond Trust 3267:
1,250	19.063%, 11/15/40 (Pre-refunded 11/15/21), 144A (IF) (6)	11/21 at 100.00	AA- (7)	1,323,938
1,875	20.053%, 11/15/40 (Pre-refunded 11/15/21), 144A (IF) (6)	11/21 at 100.00	AA- (7)	1,991,212
	California Health Facilities Financing Authority, Revenue Bonds, Children's Hospital Los Angeles, Series 2017A:
5,165	5.000%, 8/15/42 (UB) (6)	8/27 at 100.00	Baa2	6,245,001
22,115	5.000%, 8/15/47 (UB) (6)	8/27 at 100.00	Baa2	26,621,152
12,500	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanente System, Series 2017A-2, 4.000%, 11/01/44 (UB) (6)	11/27 at 100.00	AA-	14,577,125
	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and Clinics, Tender Option Bond Trust 2016-XG0049:
1,000	18.374%, 8/15/51 (Pre-refunded 8/15/22), 144A (IF) (6)	8/22 at 100.00	AA- (7)	1,202,740
250	18.379%, 8/15/51 (Pre-refunded 8/15/22), 144A (IF) (6)	8/22 at 100.00	AA- (7)	300,700
1,020	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Affordable Housing Inc Projects, Series 2014B, 5.875%, 8/15/49	8/24 at 100.00	N/R	1,101,325
500	California Municipal Finance Authority, Revenue Bonds, California Baptist University, Series 2016A, 5.000%, 11/01/36, 144A	11/26 at 100.00	N/R	593,205
7,430	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Refunding Series 2017B, 4.000%, 7/01/42 (UB) (6)	7/27 at 100.00	BBB-	8,420,047
20,925	California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018A, 4.000%, 12/31/47 (AMT) (UB) (6)	6/28 at 100.00	BBB-	23,786,912
2,000	California Municipal Finance Authority, Special Facility Revenue Bonds, United Airlines, Inc Los Angeles International Airport Project, Series 2019, 4.000%, 7/15/29 (AMT)	No Opt. Call	B+	2,352,360

NMZ	Nuveen Municipal High Income Opportunity Fund (continued)
Portfolio of Investments July 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$400	California Pollution Contol Financing Authority, Solid Waste Disposal Revenue Bonds, Aemerge Redpak Services Southern California, LLC Project, Subordinate Series 2017, 8.000%, 12/01/27 (AMT), 144A (4)	No Opt. Call	N/R	$120,000
1,000	California Public Finance Authority, Charter School Lease Revenue Bonds, California Crosspoint Academy Project, Series 2020A, 5.125%, 7/01/55, 144A	7/28 at 100.00	N/R	1,081,100
1,000	California School Finance Authority, California, Charter School Revenue Bonds, Alta Public Schools - Obligated Group, Series 2020A, 6.000%, 6/01/59, 144A	6/28 at 102.00	N/R	1,117,710
1,000	California School Finance Authority, Charter School Revenue Bonds, Scholarship Prep Public Schools ? Obligated Group, Series 2020A, 5.000%, 6/01/60, 144A	6/28 at 100.00	N/R	1,040,370
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A:
800	5.250%, 12/01/44	12/24 at 100.00	BB-	908,256
1,000	5.500%, 12/01/54	12/24 at 100.00	BB-	1,136,800
6,940	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A, 5.250%, 12/01/56, 144A	6/26 at 100.00	BB-	7,864,616
500	California Statewide Communities Development Authority, Revenue Bonds, Lancer Educational Student Housing Project, Refunding Series 2016A, 5.000%, 6/01/46, 144A	6/26 at 100.00	N/R	576,905
1,000	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 2012-01, Fancher Creek, Series 2013A, 5.700%, 9/01/43	9/22 at 100.00	N/R	1,043,500
1,500	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2011A, 8.000%, 9/02/41	9/21 at 100.00	N/R	1,500,105
1,000	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2021A, 4.000%, 9/02/51	9/31 at 100.00	N/R	1,121,880
500	California Statewide Community Development Authority, Revenue Bonds, California Baptist University, Series 2011A, 7.500%, 11/01/41 (Pre-refunded 11/01/21)	11/21 at 100.00	N/R (7)	508,960
496	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A, 5.500%, 7/01/39 (4)	8/21 at 100.00	N/R	471,134
5,800	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Jefferson-Anaheim Series 2021A-2, 3.125%, 8/01/56, 144A	8/31 at 100.00	N/R	5,963,328
6,000	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Link-Glendale, Series 2021A-2, 4.000%, 7/01/56, 144A	7/31 at 100.00	N/R	6,523,860
1,000	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Moda at Monrovia Station, Social Series 2021A-1, 3.400%, 10/01/46, 144A	10/31 at 100.00	N/R	1,058,160
500	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Pasadena Portfolio Social Bond, Mezzanine Senior Series 2021B, 4.000%, 12/01/56, 144A	12/31 at 100.00	N/R	557,750
2,000	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Pasadena Portfolio Social Bond, Series 2021A-2, 3.000%, 12/01/56	12/31 at 100.00	N/R	2,084,240
7,000	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Union South Bay, Series 2021A-2, 4.000%, 7/01/56, 144A	7/31 at 100.00	N/R	7,677,670
1,775	Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue Bonds, Franciscan Mobile Home Park Project, Refunding Third Tier Series 2007C, 6.500%, 12/15/47	8/21 at 100.00	N/R	1,778,195
2,000	Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue Bonds, Franciscan Mobile Home Park, Refunding Series 2007A, 5.000%, 12/15/37	8/21 at 100.00	A+	2,002,260

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Series 2015A:
$900	5.000%, 6/01/40 (UB)	6/25 at 100.00	A+	$1,054,116
1,100	5.000%, 6/01/40 (Pre-refunded 6/01/25) (UB)	6/25 at 100.00	N/R (7)	1,297,065
2,000	5.000%, 6/01/45 (UB) (6)	6/25 at 100.00	A+	2,341,020
3,500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Senior Convertible Series 2007A-2, 5.300%, 6/01/37	6/22 at 100.00	B-	3,633,770
5,960	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1, 5.000%, 6/01/47	6/22 at 100.00	N/R	6,153,938
5,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-2, 5.000%, 6/01/47	6/22 at 100.00	N/R	5,162,700
860	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Tender Option Bond Trust 2015-XF1038, 17.578%, 144A (IF) (6)	6/25 at 100.00	A+	1,446,253
	Hercules Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2005:
820	5.000%, 8/01/25 – AMBAC Insured	8/21 at 100.00	N/R	822,788
1,000	5.000%, 8/01/35 – AMBAC Insured	8/21 at 100.00	N/R	1,001,750
390	Lee Lake Public Financing Authority, California, Junior Lien Revenue Bonds, Series 2013B, 5.250%, 9/01/32	9/23 at 100.00	N/R	421,680
850	Los Angeles County, California, Community Development Commission Headquarters Office Building, Lease Revenue Bonds, Community Development Properties Los ANgeles County Inc, Tender Option Bond Trust, 18.779%, 9/01/42, 144A (IF) (6)	9/21 at 100.00	Aa3	863,099
1,000	Lynwood Redevelopment Agency, California, Tax Allocation Revenue Bonds, Project Area A, Subordinate Lien Series 2011A, 7.000%, 9/01/31	9/21 at 100.00	A	1,004,680
330	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment Project, Series 2011, 6.750%, 9/01/40 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R (7)	331,703
1,200	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project Area, Series 2011B, 6.750%, 10/01/30	10/21 at 100.00	A	1,212,828
	Sacramento City Financing Authority California, Lease Revenue Bonds, Master Lease Program Facilities Projects, Tender Option Bond Trust 2016-XG0100:
750	19.607%, 12/01/30 – AMBAC Insured, 144A (IF) (6)	No Opt. Call	AA-	1,680,968
2,015	19.390%, 12/01/33 – AMBAC Insured, 144A (IF) (6)	No Opt. Call	AA-	5,250,224
	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011:
960	8.000%, 12/01/26 (Pre-refunded 12/01/21)	12/21 at 100.00	BB (7)	984,451
1,000	8.000%, 12/01/31 (Pre-refunded 12/01/21)	12/21 at 100.00	BB (7)	1,025,470
4,095	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Subordinate Series 2016D, 0.000%, 8/01/31, 144A	8/21 at 62.02	N/R	2,535,174
1,500	San Francisco City and County, California, Special Tax Bonds, Community Facilities District 2016-1 Treasure Island Improvement Area 1, Series 2021, 4.000%, 9/01/51 (WI/DD, Settling 8/12/21)	9/27 at 103.00	N/R	1,697,475
960	Santa Margarita Water District, California, Special Tax Bonds, Community Facilities District 2013-1 Village of Sendero, Series 2013, 5.625%, 9/01/43	9/23 at 100.00	N/R	1,041,302

NMZ	Nuveen Municipal High Income Opportunity Fund (continued)
Portfolio of Investments July 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$1,065	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities District 16-01, Series 2017, 6.250%, 9/01/47, 144A	9/27 at 100.00	N/R	$1,198,647
650	Twentynine Palms Redevelopment Agency, California, Tax Allocation Bonds, Four Corners Project Area, Series 2011A, 7.650%, 9/01/42 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R (7)	653,783
1,250	University of California, General Revenue Bonds, Tender Option Bond Trust 2016-XL0001, 18.110%, 5/15/39, 144A (IF) (6)	5/23 at 100.00	AA	1,670,500
187,521	Total California			212,782,144
	Colorado – 7.9% (5.5% of Total Investments)
500	Alpine Mountain Ranch Metropolitan District, Routt County, Colorado, Special Assessment Revenue Bonds, Special Improvement District 2, Series 2021, 4.000%, 12/01/40	9/26 at 103.00	N/R	502,045
1,000	Antelope Heights Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Junior Lien Series Series 2021B, 5.500%, 12/15/37	9/26 at 103.00	N/R	1,002,000
1,089	Aspen Street Metropolitan District, Broomfield County and City, Colorado, Limited Tax General Obligation Bonds, Series 2021A-3, 5.125%, 12/01/50	6/26 at 103.00	N/R	1,139,442
500	Aviation Station North Metropolitan District 2, Denver County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2019B, 7.750%, 12/15/48	9/24 at 103.00	N/R	529,210
1,500	Belford North Metropolitan District, Douglas County, Colorado, General Obligation Limited Tax Bonds, Series 2020A, 5.500%, 12/01/50	12/25 at 103.00	N/R	1,655,160
1,000	Bennett Ranch Metropolitan District 1, Adams County, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Tax Series 2021A, 5.000%, 12/01/51	3/26 at 103.00	N/R	1,091,220
1,835	Broadway Station Metropolitan District 3, Denver City and County, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Series 2019A, 5.000%, 12/01/39	6/24 at 103.00	N/R	2,030,574
740	Broomfield Village Metropolitan District 2, In the City and County of Broomfield, Colorado, General Obligation Limited Tax and Revenue Bonds,Series 2021A-2, 5.000%, 12/01/49, 144A	12/24 at 103.00	N/R	797,010
500	Cherry Creek Corporate Center Metropolitan District, Arapahoe County, Colorado, Revenue Bonds, Refunding Subordinate Lien Series 2016B, 8.000%, 6/15/37	12/21 at 103.00	N/R	516,210
1,000	Cielo Metropolitan District, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2021(3), 5.250%, 12/01/50	6/26 at 103.00	N/R	1,062,540
600	Clear Creek Transit Metropolitan District 2, Adams County, Colorado, Revenue Supported Limited Tax General Obligation Bonds, Series 2021A, 5.000%, 12/01/41	12/26 at 103.00	N/R	664,548
615	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Community Leadership Academy Project, Series 2008, 6.250%, 7/01/28	8/21 at 100.00	BB+	617,202
2,140	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Mountain Phoenix Community School, Series 2012, 7.000%, 10/01/42	10/22 at 100.00	N/R	2,217,404
	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, New Summit Charter Academy Project, Series 2021A:
100	4.000%, 7/01/41, 144A	7/31 at 100.00	N/R	110,230
100	4.000%, 7/01/51, 144A	7/31 at 100.00	N/R	108,605
560	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Skyview Academy Project, Series 2014, 5.375%, 7/01/44, 144A	7/24 at 100.00	BB	603,938
720	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Global Village Academy - Northglenn Project, Series 2020, 5.000%, 12/01/55, 144A	12/30 at 100.00	N/R	793,231

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$2,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes of the Midwest Obligated Group, Series 2013, 8.000%, 8/01/43	2/24 at 100.00	N/R	$2,682,925
1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project, Series 2016, 6.125%, 2/01/46, 144A	2/26 at 100.00	N/R	1,036,600
1,285	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Craig Hospital Project, Series 2012, 5.000%, 12/01/32 (UB) (6)	12/22 at 100.00	A+	1,348,710
3,144	Colorado International Center Metropolitan District 8, Adams County, Colorado, Limited Tax General Obligation Bonds, Series 2020, 6.500%, 12/01/50	9/25 at 103.00	N/R	3,378,825
2,000	Compark Business Campus Metropolitan District, Douglas County, Colorado, General Obligation Bonds, Series 2012A, 6.750%, 12/01/39 (Pre-refunded 12/01/22)	12/22 at 100.00	N/R (7)	2,169,680
500	Copperleaf Metropolitan District 3, Arapahoe County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2021B, 5.500%, 12/15/36	9/26 at 103.00	N/R	500,585
1,000	Crowfoot Valley Ranch Metropolitan District No 2, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2018A, 5.625%, 12/01/38	12/23 at 103.00	N/R	1,092,120
1,000	Dacono Urban Renewal Authority, Weld County, Colorado, Tax Increment Revenue Bonds, Series 2020, 6.250%, 12/01/39	12/25 at 103.00	N/R	1,078,420
10,000	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2018A, 4.000%, 12/01/48 (AMT) (UB) (6)	12/28 at 100.00	A	11,437,600
3,000	Denver City and County, Colorado, Special Facilities Airport Revenue Bonds, United Airlines, Inc Project, Refunding Series 2017, 5.000%, 10/01/32 (AMT)	10/23 at 100.00	B	3,207,000
495	Dinosaur Ridge Metropolitan District, Golden, Jefferson County, Colorado, Special Revenue Refunding and Improvement Bonds, Series 2019A, 5.000%, 6/01/49	6/24 at 103.00	N/R	533,323
1,030	E-86 Metropolitan District, Elizabeth, Elbert County, Colorado, General Obligation Limited Tax Cash Flow Bonds, Series 2021A-3, 5.125%, 12/01/51	6/26 at 103.00	N/R	1,077,019
1,000	Elbert and Highway 86 Commercial Metropolitan District, Elbert County, Colorado, Special Revenue and Tax Supported Bonds, Refunding & Improvement Senior Series 2021A, 5.000%, 12/01/51, 144A	6/26 at 103.00	N/R	1,092,780
	Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue Bonds, Series 2014:
1,000	5.750%, 12/01/30	12/24 at 100.00	N/R	1,063,890
2,080	6.000%, 12/01/38	12/24 at 100.00	N/R	2,166,778
500	Fourth Street Crossing Business Improvement District, Silverthorne, Summit County, Colorado, Special Revenue and Tax Supported Bonds, Senior Series 2019A, 5.375%, 12/01/49, 144A	6/24 at 103.00	N/R	542,820
3,000	Future Legends Sports Park Metropolitan District 2, Colorado, Limited Tax General Obligation Bonds, Series 2020A, 5.500%, 6/01/50, 144A	6/25 at 103.00	N/R	3,117,150
1,000	Great Western Metropolitan District 5, Colorado, General Obligation Limited Tax Revenue Bonds, Refunding Series 2020, 4.750%, 12/01/50	12/25 at 102.00	N/R	1,097,080
2,000	Heritage Todd Creek Metropolitan District, Colorado, General Obligation Bonds Limited Tax, Refunding & Improvement Series 2015, 6.125%, 12/01/44	12/24 at 100.00	N/R	2,168,680
305	Iliff Commons Metropolitan District 2, Aurora, Arapahoe County, Colorado, General Obligation Bonds, Subordinated Limited Tax Convertible to Unlimited Tax Series 2016B, 8.000%, 12/15/46	12/21 at 103.00	N/R	315,050
810	Jefferson Center Metropolitan District 1, Arvada, Jefferson County, Colorado, Special Revenue Bonds, Subordinate Series 2020B, 5.750%, 12/15/50	12/23 at 103.00	N/R	875,756

NMZ	Nuveen Municipal High Income Opportunity Fund (continued)
Portfolio of Investments July 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Johnstown Plaza Metropolitan District, Colorado, Special Revenue Bonds, Series 2016A:
$675	5.250%, 12/01/36	12/21 at 103.00	N/R	$700,123
1,265	5.375%, 12/01/46	12/21 at 103.00	N/R	1,311,577
1,000	Johnstown Village Metropolitan District 2, Weld County, own of Johnstown, Colorado, General Obligation Limited Tax Bonds, Series 2020A, 5.000%, 12/01/50	9/25 at 103.00	N/R	1,094,430
1,700	Jones District Community Authority Board, Centennial, Colorado, Special Revenue Convertible Capital Appreciaiton Bonds, Series 2020A, 5.750%, 12/01/50	12/25 at 103.00	N/R	1,509,413
2,685	Kit Carson County Health Service District, Colorado, Health Care Facility Revenue Bonds, Series 2007, 6.750%, 1/01/34	8/21 at 100.00	N/R	2,686,423
500	Lanterns Metropolitan District 1, Castle Rock, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2019A, 5.000%, 12/01/49	9/24 at 103.00	N/R	542,220
500	Larkridge Metropolitan District No 2, In the City of Thornton, Adams County, Colorado, General Obligation, Limited Tax Convertible to Unlimited Tax, Improvement Bonds, Refunding Series 2019, 5.250%, 12/01/48	12/23 at 103.00	N/R	538,375
500	Leyden Rock Metropolitan District No 10, In the City of Arvada, Colorado, Limited Tax General Obligation Bonds, Refunding and Improvement Series 20016A, 5.000%, 12/01/45	12/21 at 103.00	N/R	518,415
500	Leyden Rock Metropolitan District No 10, In the City of Arvada, Colorado, Limited Tax General Obligation Bonds, Refunding and Improvement Series 20016B, 7.250%, 12/15/45	12/21 at 103.00	N/R	517,010
	Mayberry Community Authority, Colorado Springs, El Paso County, Colorado, Special Revenue Bonds, Series 2021A:
500	5.000%, 12/01/41	6/26 at 103.00	N/R	536,180
500	5.000%, 4/15/51	6/26 at 103.00	N/R	527,785
1,000	Meadowbrook Heights Metropolitan District, Jefferson County, Colorado, General Obligation Limited Tax Bonds, Series 2021A-3, 4.875%, 12/01/51	9/26 at 103.00	N/R	1,013,780
500	Midcities Metropolitan District No 2, In the City and County of Broomfield, Colorado, Subordinate Special Revenue Refunding Bonds, Series 2016B, 7.750%, 12/15/46	12/21 at 103.00	N/R	516,645
2,000	Murphy Creek Metropolitan District 3, Aurora, Colorado, General Obligation Bonds, Refunding & Improvement Series 2006, 6.125%, 12/01/35 (4)	8/21 at 100.00	N/R	2,000,000
1,000	North Range Metropolitan District 3, Adams County, Colorado, Limited Tax General Obligation Bonds, Series 2020A-3, 5.250%, 12/01/50	12/25 at 103.00	N/R	1,118,310
1,535	North Vista Highlands Metropolitan District 3, Pueblo County, Colorado, Limited Tax General Obligation Bonds, Series 2020, 5.125%, 12/01/49	3/25 at 103.00	N/R	1,676,297
1,000	Northfield Metropolitan District 2, Fort Collins, Larimer County, Colorado, Limited Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/50	12/25 at 103.00	N/R	1,090,920
	Painted Prairie Public Improvement Authority, Aurora, Colorado, Special Revenue Bonds, Series 2019:
1,500	5.000%, 12/01/39	12/24 at 103.00	N/R	1,656,825
5,000	5.000%, 12/01/49	12/24 at 103.00	N/R	5,476,950
500	Palisade Park West Metropolitan District, Broomfield County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax, Series 2019A, 5.125%, 12/01/49	6/24 at 103.00	N/R	540,510
500	Parkdale Community Authority, Erie, Colorado, Limited Tax Supported Revenue Bonds, District 1, Series 2020A, 5.250%, 12/01/50	9/25 at 103.00	N/R	549,890

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$550	Patriot Park Metropolitan District 2, Colorado Springs, Colorado, Limited Tax General Obligation Bonds, Series 2021, 4.300%, 12/01/50	12/25 at 103.00	N/R	$576,384
500	Prairie Corner Metropolitan District, Adams County, Colorado, Limited Tax General Obligation Bonds, Series 2021, 4.875%, 12/01/51, 144A	12/26 at 103.00	N/R	507,145
1,000	Pueblo Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds, EVRAZ Project, Series 2021A, 4.750%, 12/01/45, 144A	12/30 at 100.00	N/R	1,157,160
500	Raindance Metropolitan District 1, Acting by and through its Water Activity Enterprise In the Town of Windsor, Weld County, Colorado, Non-Potable Water Enterprise Revenue Bonds, Series 2020, 5.250%, 12/01/50	12/25 at 103.00	N/R	551,445
1,000	Remuda Ranch Metropolitan District, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/50	12/25 at 103.00	N/R	1,112,150
750	Reunion Metropolitan District, Acting By and Through its Water Activity Enterprise, Adams County, Colorado, Special Revenue Bonds, Series 2021, 3.625%, 12/01/44	6/26 at 103.00	N/R	754,552
500	Ritoro Metropolitan District In the Town of Elizabeth, Elbert County, Colorado, Limited Tax , Convertible to Unlimited Tax, General Obligation Bonds, Series 2019A, 5.000%, 12/01/49	6/24 at 103.00	N/R	540,685
500	Riverdale Ranch Metropolitan District, Thornton City, Adams County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2019A, 5.000%, 12/01/49	9/24 at 103.00	N/R	540,570
570	Riverview Metropolitan District, Steamboat Springs, Routt County, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Tax Refunding Series 2021, 5.000%, 12/01/51	6/26 at 103.00	N/R	615,856
1,025	Silver Leaf Metropolitan District, Jefferson County, Colorado, General Obligation Limited Tax Bonds, Series 2021A-3, 5.250%, 12/01/50	6/26 at 103.00	N/R	1,050,779
1,000	South Aurora Regional Improvement Authority, Aurora, Colorado, Special Revenue Bonds, Series 2018, 6.250%, 12/01/57	12/23 at 103.00	N/R	1,073,630
2,790	Sterling Ranch Metropolitan District 1, El Paso County, Colorado, General Obligation Limited Tax Bonds, Series 2020, 5.125%, 12/01/50	12/25 at 103.00	N/R	3,097,570
3,000	Stone Ridge Metropolitan District 2, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited, Series 2007, 0.000%, 12/01/31 (4)	8/21 at 100.00	N/R	480,000
685	Three Springs Metropolitan District 1, Durango, La Plata County, Colorado, Limited Tax General Obligation Bonds, Refunding Subordinate Series 2020B, 7.125%, 12/15/50	12/25 at 103.00	N/R	704,098
2,000	Transport Metropolitan District 3, In the City of Aurora, Adams County, Colorado, General Obligation Limited Bonds, Series 2021A-1, 5.000%, 12/01/51	3/26 at 103.00	N/R	2,245,580
965	VDW Metropolitan District 2, Larimer County, Colorado, General Obligation Bonds, Refunding Limited Tax Series 2016B, 7.250%, 12/15/45	12/21 at 103.00	N/R	1,000,271
1,000	Velocity Metropolitan District 3, In the City of Aurora, Colorado, Limited Tax General Obligation Bonds, Series 2019, 5.375%, 12/01/39	12/23 at 103.00	N/R	1,090,680
1,500	Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited Tax General Obligation Bonds, Convertible Capital Appreciation Series 2020A-2, 6.000%, 12/01/50	12/23 at 81.31	N/R	1,110,285
1,570	Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited Tax General Obligation Bonds, Series 2020A-1, 5.375%, 12/01/50	12/23 at 103.00	N/R	1,678,267
1,000	Verve Metropolitan District 1, Jefferson County and the City and County of Broomfield, Colorado, General Obligation Bonds, Refunding and Improvement Limited Tax Series 2021, 5.000%, 12/01/51	3/26 at 103.00	N/R	1,104,260

NMZ	Nuveen Municipal High Income Opportunity Fund (continued)
Portfolio of Investments July 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$500	Village East Community Metropolitan District, Frederick, Weld County, Colorado, Limited Tax General Obligation Bonds, Series 2020A, 5.250%, 12/01/50	9/25 at 103.00	N/R	$551,855
1,100	Village Metropolitan District In the Town of Avon, Eagle County, Colorado, Special Revenue and Limited Property Tax Bonds, Refunding & Improvement Series 2020, 5.000%, 12/01/40	12/25 at 103.00	N/R	1,252,020
705	Windsor Highlands Metropolitan District 9, Windsor, Larimer County, Colorado, Limited Tax Supported Revenue Bonds, Series 2019, 5.000%, 12/01/49	9/24 at 103.00	N/R	761,499
1,000	Winsome Metropolitan District No 3, El Paso County, Colorado, General Obligation Limited Tax Bonds, Series 2021A, 5.125%, 12/01/50, 144A	9/26 at 103.00	N/R	1,001,850
830	Woodmen Heights Metropolitan District 2, El Paso County, Colorado, General Obligation Limited Tax Bonds, Taxable Converting to Tax-Exempt Refunding Subordinate Series 2020B-1, 6.250%, 12/15/40	12/25 at 103.00	N/R	902,766
104,548	Total Colorado			109,006,795
	Connecticut – 0.1% (0.1% of Total Investments)
500	Great Pond Improvement District, Connecticut, Special Obligaiton Revenue Bonds, Great Pond Phase 1 Project, Series 20019, 4.750%, 10/01/48, 144A	10/26 at 102.00	N/R	532,090
6,266	Mashantucket Western Pequot Tribe, Connecticut, Special Revenue Bonds, Subordinate Series 2013A, 6.050%, 7/01/31 (cash 4.000%, PIK 2.050%) (4)	No Opt. Call	N/R	939,983
6,766	Total Connecticut			1,472,073
	Delaware – 0.2% (0.1% of Total Investments)
2,500	Delaware Economic Development Authority, Revenue Bonds, Odyssey Charter School Inc Project, Series 2015A, 7.000%, 9/01/45, 144A	3/25 at 100.00	N/R	2,826,775
	District of Columbia – 0.2% (0.1% of Total Investments)
65	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001, 6.500%, 5/15/33	No Opt. Call	A-	72,539
250	District of Columbia, Revenue Bonds, KIPP DC Issue, Series 2013A, 6.000%, 7/01/33 (Pre-refunded 7/01/23)	7/23 at 100.00	N/R (7)	277,795
2,000	District of Columbia, Revenue Bonds, Saint Paul on Fouth Street, Inc, Series 2019A, 5.250%, 5/15/55, 144A	5/30 at 100.00	N/R	2,066,620
2,315	Total District of Columbia			2,416,954
	Florida – 14.7% (10.2% of Total Investments)
500	Academical Village Community Development District, Davie, Florida, Special Assessment Revenue Bonds, Series 2020, 4.000%, 5/01/51	5/30 at 100.00	N/R	533,695
1,500	Alachua County Health Facilities Authority, Florida, Health Facilties Revenue Bonds, Terraces at Bonita Springs Project, Series 2011A, 8.125%, 11/15/46	11/21 at 100.00	N/R	1,502,430
2,245	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Ave Maria National Project, Series 2021, 4.000%, 5/01/51	5/31 at 100.00	N/R	2,365,354
1,740	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Series 2012, 6.700%, 5/01/42	5/22 at 100.00	N/R	1,794,775
1,685	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Series 2015, 5.375%, 5/01/45	5/25 at 100.00	N/R	1,786,976
1,000	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, 2021 Project Series 2021, 4.000%, 5/01/52, 144A	5/31 at 100.00	N/R	1,061,310

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$995	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, Series 2015, 5.250%, 11/01/46	11/25 at 100.00	N/R	$1,096,480
905	Belmont Community Development District, Florida, Capital Improvement Revenue Bonds, Phase 1 Project, Series 2013A, 6.125%, 11/01/33	No Opt. Call	N/R	1,114,833
1,695	Boggy Creek Improvement District, Orlando, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 5.125%, 5/01/43	5/23 at 100.00	N/R	1,792,513
1,000	Brightwater Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area One Project, Series 2021, 4.000%, 5/01/52 (WI/DD, Settling 8/06/21)	5/31 at 100.00	N/R	1,055,280
	Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, AcadeMir Charter Schools, Series 2021A:
285	4.000%, 7/01/41, 144A	7/31 at 100.00	Ba2	314,934
545	4.000%, 7/01/51, 144A	7/31 at 100.00	Ba2	593,363
445	4.000%, 7/01/56, 144A	7/31 at 100.00	Ba2	480,515
2,500	Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, LLT Academy South Bay Project, Series 2020A, 6.000%, 6/15/55, 144A	6/25 at 105.00	N/R	2,737,750
6,000	Capital Trust Agency, Florida, Revenue Bonds, Educational Growth Fund, LLC, Charter School Portfolio Projects, Series 2021A-1, 5.000%, 7/01/56, 144A	7/31 at 100.00	N/R	7,164,000
3,135	Capital Trust Agency, Florida, Revenue Bonds, Provision CARES Proton Therapy Center, Orlando Project, Series 2018, 7.500%, 6/01/48, 144A (4), (8)	6/28 at 100.00	N/R	1,716,444
830	Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter School Project, Series 2019A, 5.000%, 6/15/39, 144A	6/26 at 100.00	N/R	919,682
1,000	Capital Trust Agency, Florida, Revenue Bonds, St Johns Classical Academy, Refunding Series 2021A, 4.000%, 6/15/56, 144A	6/30 at 100.00	N/R	1,043,610
1,000	Capital Trust Agency, Florida, Revenue Bonds, Tuscan Gardens of Palm Coast Project, Series 2017A, 7.000%, 10/01/49, 144A	4/24 at 103.00	N/R	511,360
1,000	Capital Trust Agency, Florida, Senior Living Facilities Revenue Bonds, Elim Senior Housing, Inc Project, Series 2017, 5.875%, 8/01/52, 144A	8/24 at 103.00	N/R	933,410
955	Celebration Pointe Community Development District 1, Alachua County, Florida, Special Assessment Revenue Bonds, Series 2014, 5.125%, 5/01/45	5/24 at 100.00	N/R	1,003,657
500	Charlotte County Industrial Development Authority, Florida, Utility System Revenue Bonds, Town & Country Utilities Project, Series 2019, 5.000%, 10/01/49 (AMT), 144A	10/27 at 100.00	N/R	559,295
2,000	Collier County Industrial Development Authority, Florida, Continuing Care Community Revenue Bonds, Arlington of Naples Project, Series 2014A, 0.000%, 5/15/35, 144A (4)	5/24 at 100.00	N/R	1,360,000
995	Cross Creek North Community Development District, Clay County, Florida, Special Assessment Bonds, Series 2018, 5.375%, 11/01/50, 144A	11/29 at 100.00	N/R	1,146,310
1,000	Crystal Cay Community Development District, Florida, 4.000%, 5/01/51 (WI/DD, Settling 8/19/21)	5/31 at 100.00	N/R	1,064,500
1,605	Cypress Mill Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Assessment Area 2, Series 2020, 4.000%, 6/15/40	6/30 at 100.00	N/R	1,739,306
525	East Nassau Stewardship District, Florida, Special Assessment Revenue Bonds, Series 2021, 4.000%, 5/01/51	5/31 at 100.00	N/R	553,145
700	Fishhawk Community Development District IV, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2013A, 7.000%, 5/01/33	5/23 at 100.00	N/R	762,335

NMZ	Nuveen Municipal High Income Opportunity Fund (continued)
Portfolio of Investments July 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$1,850	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Elementary School Project, Series 2014A, 6.500%, 7/01/44	7/24 at 100.00	N/R	$2,004,938
1,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Elementary School Project, Series 2017A, 5.750%, 7/01/44, 144A	7/27 at 100.00	N/R	1,097,010
565	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Florida Charter Foundation Inc Projects, Series 2016A, 5.000%, 7/15/46, 144A	7/26 at 100.00	N/R	619,472
1,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Miami Arts Charter School Projects, Series 2014, 6.000%, 6/15/44, 144A	6/24 at 100.00	N/R	932,930
655	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Pepin Academies of Pasco County Inc, Series 2020A, 5.000%, 1/01/50, 144A	1/27 at 100.00	N/R	716,537
5,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2013A, 8.500%, 6/15/44 (Pre-refunded 6/15/23)	6/23 at 100.00	N/R (7)	5,758,500
120	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2020C, 5.000%, 9/15/50, 144A	9/27 at 100.00	N/R	134,742
17,750	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Brightline Passenger Rail Project, Green Series 2019B, 7.375%, 1/01/49 (AMT), 144A	1/24 at 107.00	N/R	19,613,040
	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project , Series 2019A:
5,590	6.250%, 1/01/49 (AMT) (Mandatory Put 1/01/24), 144A	8/21 at 103.00	N/R	5,751,663
31,170	6.375%, 1/01/49 (AMT) (Mandatory Put 1/01/26), 144A	8/21 at 104.00	N/R	32,358,512
6,485	6.500%, 1/01/49 (AMT) (Mandatory Put 1/01/29), 144A	8/21 at 104.00	N/R	6,714,310
	FRERC Community Development District, Ocoee, Florida, Special Assessment Bonds, Series 2020:
2,750	5.375%, 11/01/40	11/29 at 100.00	N/R	2,998,077
2,000	5.500%, 11/01/50	11/29 at 100.00	N/R	2,185,840
2,500	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Doral Breeze Project Series 2012, 5.500%, 11/01/32	11/22 at 100.00	N/R	2,600,000
1,000	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Improvement Bonds, Assessment Area Two Project, Refunding Series 2014A-2, 6.500%, 5/01/39	5/24 at 100.00	N/R	1,105,130
200	Gulfstream Polo Community Development District, Palm Beach County, Florida, Special Assessment Bonds, Phase 2 Project, Series 2019, 4.375%, 11/01/49	11/29 at 100.00	N/R	219,256
1,000	Hammock Reserve Community Development District, Haines City, Florida, Special Assessment Revenue Bonds, Area 2 Project, Series 2021, 4.000%, 5/01/51	5/31 at 100.00	N/R	1,064,750
1,895	Harmony Community Development District, Florida, Capital Improvement Revenue Bonds, Special Assessment, Refunding Series 2014, 5.250%, 5/01/32	5/24 at 100.00	N/R	2,005,403
200	Hawkstone Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area 2, Series 2019, 4.000%, 11/01/39	11/29 at 100.00	N/R	215,552
1,000	Lakes by the Bay South Community Development District, Florida, Special Assessment Bonds, Series 2012, 5.750%, 11/01/42	11/22 at 100.00	N/R	1,042,570
265	Lakes of Sarasota Community Development District, Florida, Improvement Revenue Bonds, Capital Phase 1 Project 2021A-1, 4.100%, 5/01/51	5/31 at 100.00	N/R	275,354

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$500	Lakes of Sarasota Community Development District, Florida, Improvement Revenue Bonds, Capital Phase 1 Project 2021B-1, 4.300%, 5/01/51	5/31 at 100.00	N/R	$517,290
610	Lakewood Park Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area 1, Series 2021, 4.000%, 5/01/52	5/31 at 100.00	N/R	641,665
625	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Lakewood Centre North Project, Series 2015, 4.875%, 5/01/45	5/25 at 100.00	N/R	668,500
2,000	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2007A, 5.375%, 6/15/37	8/21 at 100.00	BB-	2,003,580
630	Lee County Industrial Development Authority, Florida, Healthcare Facilities Revenue Bonds, Preserve Project, Series 2017A, 5.750%, 12/01/52, 144A	12/22 at 105.00	N/R	661,242
1,000	Magic Place Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Series 2019, 4.500%, 5/01/51	5/30 at 100.00	N/R	1,068,500
12,190	Miami Beach, Florida, Resort Tax Revenue Bonds, Series 2015, 5.000%, 9/01/45 (UB) (6)	9/25 at 100.00	AA-	14,193,426
750	Miami Dade County Industrial Development Authority, Florida, Educational Facilities Revenue Bonds, South Florida Autism Charter School Project, Series 2017, 6.000%, 7/01/47, 144A	7/27 at 100.00	N/R	832,403
2,085	Miami World Center Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2017, 5.250%, 11/01/49	11/27 at 100.00	N/R	2,423,667
1,750	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, Youth Co-Op Charter Schools Project, Series 2015A, 6.000%, 9/15/45, 144A	9/25 at 100.00	N/R	1,937,128
505	Mirada Community Development District, Pasco County, Florida, Bond Anticipation Note, Assessment Area 3, Series 2019, 4.500%, 5/01/24	8/21 at 100.00	N/R	505,838
400	North Park Isle Community Development District, Plant City, Florida, Special Assessment Revenue Bonds, Assessment Area 1, Series 2019, 4.750%, 5/01/50	5/29 at 100.00	N/R	439,176
930	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 53, Series 2015, 5.500%, 8/01/46	8/26 at 100.00	N/R	1,053,625
1,000	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 53, Series 2021, 4.000%, 8/01/51	8/31 at 100.00	N/R	1,070,620
	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Sinai Residences of Boca Raton Project, Series 2014A:
620	7.000%, 6/01/29	6/22 at 102.00	N/R	660,015
3,110	7.500%, 6/01/49	6/22 at 102.00	N/R	3,309,973
1,355	Palm Beach County, Florida, Revenue Bonds, Provident Group - LU Properties LLC Lynn University Housing Project, Series 2021A, 5.000%, 6/01/57, 144A	6/31 at 100.00	N/R	1,640,620
500	Palm Beach County, Florida, Revenue Bonds, Provident Group - PBAU Properties LLC - Palm Beach Atlantic University Housing Project, Series 2019A, 5.000%, 4/01/51, 144A	4/29 at 100.00	Ba1	577,215
3,215	Pine Island Community Development District, Florida, Special Assessment Bonds, Bella Collina, Series 2004, 5.750%, 5/01/35	8/21 at 100.00	N/R	3,221,494
500	Portico Community Development District, Lee County, Florida, Special Assessment, Improvement Series 2020-2, 4.000%, 5/01/50	5/30 at 100.00	N/R	531,450
1,245	Reunion East Community Development District, Osceola County, Florida, Special Assessment Bonds, Series 2021, 3.150%, 5/01/41 (WI/DD, Settling 8/18/21)	5/31 at 100.00	N/R	1,248,063
1,545	Reunion West Community Development District, Florida, Special Assessment Bonds, Series 2004A-1, 6.250%, 5/01/36	5/22 at 100.00	N/R	1,586,684

NMZ	Nuveen Municipal High Income Opportunity Fund (continued)
Portfolio of Investments July 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$910	Rivers Edge II Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2021, 4.000%, 5/01/51	5/31 at 100.00	N/R	$961,897
2,500	Rolling Oaks Community Development District, Florida, Special Assessment Bonds, Series 2016, 6.000%, 11/01/47	11/27 at 100.00	N/R	2,941,175
1,000	Saddle Creek Preserve of Polk County Community Development District, Florida, Special Assessment Bonds, Series 2020, 4.000%, 6/15/50	6/30 at 100.00	N/R	1,069,270
610	Seminole County Industrial Development Authority, Florida, Educational Facilities Revenue Bonds, Galileo Schools for Gifted Learning, Series 2021A, 4.000%, 6/15/51, 144A	6/31 at 100.00	Ba1	687,275
500	Shingle Creek at Branson Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Series 2021, 4.000%, 6/15/51	6/31 at 100.00	N/R	532,290
990	Shingle Creek Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Series 2015, 5.400%, 11/01/45	11/25 at 100.00	N/R	1,104,890
1,000	Southern Grove Community Develoment District 5, Florida, Special Assessment Infrastructure Bonds, Series 2021, 4.000%, 5/01/48	5/31 at 100.00	N/R	1,068,200
750	Summit View Community Development District, Florida, 5.000%, 5/01/41 (WI/DD, Settling 8/10/21)	No Opt. Call	N/R	752,751
675	Three Rivers Community Development District, Florida, Special Assessment Revenue Bonds, Series 2021B, 4.500%, 5/01/36	No Opt. Call	N/R	700,063
1,540	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40 (5)	5/22 at 100.00	N/R	1,389,881
	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007-3:
120	6.375%, 5/01/22 (4)	No Opt. Call	N/R	1
1,360	6.650%, 5/01/40 (4)	8/21 at 100.00	N/R	14
2,845	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007A-2, 5.250%, 5/01/39 (4)	8/21 at 100.00	N/R	28
3,740	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-1, 0.000%, 5/01/40 (5)	8/21 at 100.00	N/R	3,675,822
2,300	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-2, 0.000%, 5/01/40 (5)	8/21 at 100.00	N/R	1,767,596
2,505	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (4)	8/21 at 100.00	N/R	25
1,230	Touchstone Community Development District, Hillsborough County, Florida, Special Assessment Bonds, 2019 Project, Series 2019, 4.000%, 12/15/40	12/29 at 100.00	N/R	1,352,975
400	Tradition Community Development District 9, Port Saint Lucie, Florida, Special Assessment Bonds, Series 2021, 4.000%, 5/01/52	5/31 at 100.00	N/R	426,592
	Turtle Run Community Development District, Florida, Special Assessment Benefit Tax Bonds, Series 2017-2:
1,000	5.000%, 5/01/37	5/28 at 100.00	A2	1,188,180
2,020	5.000%, 5/01/47	5/28 at 100.00	A2	2,371,339
1,725	Twin Creeks North Community Development District, Florida, Special Assessment Bonds, Master Infrastructure Improvements, Series 2016A-1, 6.375%, 11/01/47	11/31 at 100.00	N/R	2,039,329
3,570	Twin Creeks North Community Development District, Florida, Special Assessment Bonds, Master Infrastructure Improvements, Series 2016A-2, 6.375%, 11/01/47	11/31 at 100.00	N/R	4,220,525

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$500	Two Lakes Community Development District, Hialeah, Florida, Special Assessment Bonds, Expansion Area Project, Series 2019, 4.000%, 12/15/49	12/29 at 100.00	N/R	$538,655
1,000	V-Dana Community Development District, Lee County, Florida,Special Assessment Bonds, Area 1 - 2021 Project, Series 2021, 4.000%, 5/01/52	5/31 at 100.00	N/R	1,055,320
1,000	Venetian Parc Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Area One Project, Series 2013, 6.500%, 11/01/43	11/28 at 100.00	N/R	1,321,830
975	Waterset North Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2014, 5.500%, 11/01/45	11/24 at 100.00	N/R	1,048,515
500	Westside Haines City Community Development District, Florida, Special Assessment Bonds, Area 1 Project, Series 2021, 4.000%, 5/01/52	5/31 at 100.00	N/R	523,835
196,610	Total Florida			201,651,295
	Georgia – 0.3% (0.2% of Total Investments)
1,000	Atlanta Urban Residential Finance Authority, Georgia, Multifamily Housing Revenue Bonds, Testletree Village Apartments, Series 2013A, 5.000%, 11/01/48	11/23 at 100.00	BB+	1,013,690
1,880	Douglas County Development Authority, Georgia, Charter School Revenue Bonds, Brighten Academy Project, Series 2013A, 7.125%, 10/01/43	10/23 at 100.00	N/R	2,007,577
1,000	Fulton County Development Authority, Georgia, Revenue Bonds, Amana Academy Project, Series 2013A, 6.500%, 4/01/43 (Pre-refunded 4/01/23)	4/23 at 100.00	N/R (7)	1,101,760
3,880	Total Georgia			4,123,027
	Guam – 0.0% (0.0% of Total Investments)
330	Guam AB Won Pat International Airport Authority, Revenue Bonds, Series 2013C, 6.375%, 10/01/43 (AMT)	10/23 at 100.00	BB+	359,855
	Idaho – 0.6% (0.4% of Total Investments)
7,400	Idaho Falls Auditorium District, Idaho, Certifications of Participation, Annual Appropriation Series 2021, 5.250%, 5/15/51, 144A	5/26 at 102.00	N/R	7,551,626
500	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health System Project, Tender Option Bond Trust 2016-XG0066, 17.297%, 3/01/47, 144A (IF) (6)	3/22 at 100.00	A-	545,805
565	Idaho Housing and Finance Association NonProfit Facilities Revenue Bonds, Gem Prep Meridian North LLC, Series 2020A, 5.250%, 7/01/55, 144A	7/25 at 100.00	N/R	586,786
8,465	Total Idaho			8,684,217
	Illinois – 23.9% (16.6% of Total Investments)
447	Bolingbrook, Illinois, Sales Tax Revenue Bonds, Series 2005, 6.250%, 1/01/24	8/21 at 100.00	N/R	441,706
10,670	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46 (UB) (6)	4/27 at 100.00	A-	13,258,649
1,500	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Project Series 2015C, 5.250%, 12/01/39	12/24 at 100.00	BB	1,688,085
2,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017H, 5.000%, 12/01/46	12/27 at 100.00	BB	2,413,040
15,385	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016A, 7.000%, 12/01/44	12/25 at 100.00	BB	18,994,321
2,025	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016B, 6.500%, 12/01/46	12/26 at 100.00	BB	2,545,304

NMZ	Nuveen Municipal High Income Opportunity Fund (continued)
Portfolio of Investments July 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$9,910	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2017A, 7.000%, 12/01/46, 144A	12/27 at 100.00	BB	$13,196,751
3,000	Chicago Greater Metropolitan Water Reclamation District, Illinois, General Obligation Bonds, Capital Improvement, Green 2014 Series 2015A, 5.000%, 12/01/44 (UB) (6)	12/24 at 100.00	AA	3,424,440
7,500	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011, 5.250%, 12/01/40 (Pre-refunded 12/01/21) (UB) (6)	12/21 at 100.00	A2 (7)	7,628,250
1,308	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, 35th and State Redevelopoment Project, Series 2012, 6.100%, 1/15/29	8/21 at 100.00	N/R	1,308,156
2,125	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Bonds, Diversey-Narragansett Project, Series 2006, 7.460%, 2/15/26 (4)	8/21 at 100.00	N/R	1,627,983
5,000	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Refunding Senior Lien Series 2018A, 4.000%, 1/01/43 (AMT) (UB) (6)	1/29 at 100.00	A	5,785,950
30,500	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Senior Lien Series 2018B, 5.000%, 1/01/48 (UB) (6)	1/29 at 100.00	A	37,913,330
2,000	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2014A, 5.250%, 1/01/30	1/24 at 100.00	Ba1	2,201,540
9,400	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2017A, 6.000%, 1/01/38	1/27 at 100.00	BBB-	11,785,814
1,000	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2005D, 5.500%, 1/01/37	1/25 at 100.00	Ba1	1,146,170
130	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C, 5.000%, 1/01/38	1/26 at 100.00	BBB-	149,343
	Chicago, Illinois, General Obligation Bonds, Series 2019A:
3,500	5.000%, 1/01/44	1/29 at 100.00	BBB-	4,325,685
7,500	5.000%, 1/01/44 (UB) (6)	1/29 at 100.00	BBB-	9,269,325
8,000	5.500%, 1/01/49 (UB) (6)	1/29 at 100.00	BBB-	10,108,160
1,500	Chicago, Illinois, General Obligation Bonds, VAribale Rate Demand Series 2007F, 5.500%, 1/01/42	1/25 at 100.00	Ba1	1,713,660
5,000	Illinois Finance Authority Revenue Bonds, Ness Healthcare NFP, Series 2016A, 6.375%, 11/01/46, 144A (4)	11/26 at 100.00	N/R	4,050,650
250	Illinois Finance Authority, Revenue Bonds, Acero Charter Schools, Inc, Series 2021, 4.000%, 10/01/42, 144A	10/31 at 100.00	BB+	282,740
	Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence Health Network, Series 2016C:
25	4.000%, 2/15/41 (Pre-refunded 2/15/27) (UB) (6)	2/27 at 100.00	N/R (7)	29,500
495	4.000%, 2/15/41 (Pre-refunded 2/15/27) (UB) (6)	2/27 at 100.00	N/R (7)	584,095
10,655	4.000%, 2/15/41 (UB) (6)	2/27 at 100.00	Aa2	12,178,558
1,000	Illinois Finance Authority, Revenue Bonds, Lake Forest College, Series 2012A, 6.000%, 10/01/48	10/22 at 100.00	BBB-	1,032,660
5,000	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Healthcare, Series 2017A, 4.000%, 7/15/47 (UB) (6)	1/28 at 100.00	Aa2	5,769,200
2,000	Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series 2018B, 6.125%, 4/01/58, 144A	10/28 at 100.50	N/R	2,455,860

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Tender Option Bond Trust 2015-XF0121:
$1,685	21.943%, 8/15/41 – AGM Insured, 144A (IF) (6)	8/21 at 100.00	A2	$1,698,227
250	21.959%, 8/15/41 – AGM Insured, 144A (IF) (6)	8/21 at 100.00	A2	251,965
5,000	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series 2016B, 4.000%, 8/15/41 (UB) (6)	2/27 at 100.00	A1	5,686,300
1,715	Illinois State, General Obligation Bonds, May Series 2020, 5.750%, 5/01/45	5/30 at 100.00	BBB-	2,257,626
	Illinois State, General Obligation Bonds, November Series 2016:
1,000	5.000%, 11/01/35	11/26 at 100.00	BBB-	1,178,610
1,000	5.000%, 11/01/37	11/26 at 100.00	BBB-	1,173,170
9,945	Illinois State, General Obligation Bonds, November Series 2017D, 5.000%, 11/01/27 (UB) (6)	No Opt. Call	BBB-	12,363,326
630	Illinois State, General Obligation Bonds, Series 2012A, 5.000%, 3/01/36	3/22 at 100.00	BBB-	647,375
5,445	Illinois State, Sales Tax Revenue Bonds, Build Illinois, Refunding Junior Obligation September Series 2016C, 4.000%, 6/15/31 (UB) (6)	6/26 at 100.00	BBB	6,133,575
2,000	Lombard Public Facilities Corporation, Illinois, Conference Center and Hotel Revenue Bonds, First Tier Series 2005A-2, 5.500%, 1/01/36, 144A (4)	3/28 at 100.00	N/R	2,031,980
4,695	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012B, 0.010%, 12/15/50	No Opt. Call	BB+	2,232,754
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2020A:
16,000	4.000%, 6/15/50	12/29 at 100.00	BB+	18,453,600
45,550	4.000%, 6/15/50 (UB) (6)	12/29 at 100.00	BB+	52,535,092
2,500	5.000%, 6/15/50	12/29 at 100.00	BB+	3,127,475
5,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2022A, 4.000%, 6/15/52 (WI/DD, Settling 3/17/22)	12/31 at 100.00	BB+	5,739,750
830	Rantoul, Champaign County, Illinois, Tax Increment Revenue Bonds, Evans Road Series 2013B, 7.000%, 12/01/33	12/23 at 100.00	N/R	861,905
	Sales Tax Securitization Corporation, Illinois, Sales Tax Securitzation Bonds, Series 2018C:
9,875	5.000%, 1/01/36 (UB) (6)	1/29 at 100.00	AA-	12,468,274
17,750	5.250%, 1/01/48 (UB) (6)	1/29 at 100.00	AA-	22,289,207
895	Yorkville United City Business District, Illinois, Storm Water and Water Improvement Project Revenue Bonds, Series 2007, 4.800%, 1/01/26 (4)	8/21 at 100.00	N/R	366,950
280,590	Total Illinois			328,806,086
	Indiana – 0.9% (0.6% of Total Investments)
2,070	Carmel Redevelopment District, Indiana, Tax Increment Revenue Bonds, Series 2004A, 6.650%, 7/15/24	8/21 at 100.00	N/R	2,122,268
1,000	Indiana Bond Bank, Special Program Bonds, Hendricks Regional Health Project, Tender Option Bond Trust 2016-XL0019, 18.675%, 4/01/30 – AMBAC Insured, 144A (IF) (6)	No Opt. Call	AA	2,339,730
1,000	Indiana Finance Authority, Educational Facilities Revenue Bonds, Discovery Charter School Project, Series 2015A, 7.250%, 12/01/45	12/25 at 100.00	BB-	1,149,320
1,000	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2021A, 4.125%, 12/01/26	No Opt. Call	B-	1,094,670

NMZ	Nuveen Municipal High Income Opportunity Fund (continued)
Portfolio of Investments July 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)
$2,000	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (AMT)	8/22 at 100.00	B-	$2,064,040
500	Indiana Finance Authority, Hospital Revenue Bonds, King's Daughters' Hospital and Health Services, Series 2010, 5.500%, 8/15/45	8/21 at 100.00	Baa2	501,745
865	Saint Joseph County, Indiana, Economic Development Revenue Bonds, Chicago Trail Village Apartments, Series 2005A, 7.500%, 7/01/35	8/21 at 100.00	N/R	879,722
1,000	Shoals, Indiana, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Series 2013, 7.250%, 11/01/43 (AMT)	11/23 at 100.00	N/R	1,086,970
1,375	Terre Haute, Indiana, Economic Development Solid Waste Facility Revenue Bonds, Pyrolyx USA Indiana, LLC Project, Series 2017A, 7.250%, 12/01/28 (AMT) (4)	No Opt. Call	N/R	618,750
10,810	Total Indiana			11,857,215
	Iowa – 0.2% (0.2% of Total Investments)
1,030	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc Project, Series 2012, 4.750%, 8/01/42	8/22 at 100.00	Ba2	1,063,022
2,000	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25	12/23 at 100.00	B+	2,190,200
3,030	Total Iowa			3,253,222
	Kansas – 0.5% (0.4% of Total Investments)
5,305	University of Kansas Hospital Authority, Health Facilities Revenue Bonds, KU Health System, Refunding & Improvement Series 2015, 5.000%, 9/01/45 (UB) (6)	9/25 at 100.00	AA-	6,151,201
1,000	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Vacation Village Project Area 1 and 2A, Series 2015, 5.750%, 9/01/32	9/25 at 100.00	N/R	1,022,570
6,305	Total Kansas			7,173,771
	Kentucky – 5.1% (3.5% of Total Investments)
1,385	Bell County, Kentucky, Special Assessment Industrial Building Revenue Bonds, Boone's Ridge Project, Series 2020, 6.000%, 12/01/40	12/30 at 100.00	N/R	1,490,329
	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Health, Refunding Series 2017A:
5,450	5.000%, 6/01/41	6/27 at 100.00	BBB-	6,433,017
3,300	5.000%, 6/01/45	6/27 at 100.00	BBB-	3,854,367
12,665	5.000%, 6/01/45 (UB) (6)	6/27 at 100.00	BBB-	14,792,593
1,000	Kentucky Economic Development Finance Authority, Kentucky, Healthcare Facilities Revenue Bonds, Christian Care Communities, Inc Obligated Group, Series 2021, 5.125%, 7/01/55	7/29 at 102.00	N/R	1,098,830
	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A:
11,000	5.000%, 7/01/37 (UB)	7/25 at 100.00	Baa2	12,210,990
9,295	5.000%, 7/01/40 (UB)	7/25 at 100.00	Baa2	10,286,219
16,800	5.000%, 1/01/45 (UB)	7/25 at 100.00	Baa2	18,493,608
1,000	Newport, Kentucky, Special Obligation Revenue Bonds, Newport Clifton Project, Series 2020B, 5.500%, 12/01/60	12/30 at 100.00	N/R	1,045,170
61,895	Total Kentucky			69,705,123

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana – 1.1% (0.7% of Total Investments)
$1,965	Ascension Parish Industrial development Board, Louisiana, Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.000%, 7/01/36	7/23 at 100.00	N/R	$2,087,577
1,000	Lakeshore Villages Master Community Development District, Louisiana, Special Assessment Revenue Bonds, Series 2021, 4.000%, 6/01/51	6/31 at 100.00	N/R	1,062,620
500	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Lake Charles College Prep Project, Series 2019A, 5.000%, 6/01/58, 144A	6/27 at 100.00	N/R	527,860
1,405	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Mentorship STEAM Academy, Series 2021A, 5.000%, 6/01/51, 144A	6/31 at 100.00	N/R	1,520,547
500	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Young Audiences Charter School, Series 2019A, 5.000%, 4/01/57, 144A	4/27 at 100.00	N/R	522,245
1,845	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36 (AMT), 144A	7/23 at 100.00	N/R	1,980,755
1,565	Louisiana Public Facilities Authority, Revenue Bonds, Lake Charles Charter Academy Foundation Project, Series 2011A, 7.750%, 12/15/31	12/21 at 100.00	N/R	1,594,469
2,000	Louisiana Public Facilities Authority, Revenue Bonds, Loyola University Project, Refunding Series 2017, 5.250%, 10/01/33 (5)	No Opt. Call	BBB	2,306,080
2,110	Louisiana Public Facilities Authority, Revenue Bonds, Southwest Louisiana Charter Academy Foundation Project, Series 2013A, 8.125%, 12/15/33	12/23 at 100.00	N/R	2,274,643
2,000	Louisiana Public Facilities Authority, Solid Waste Disposal Facility Revenue Bonds, Lousiana Pellets Inc Project, Series 2015, 7.000%, 7/01/24 (AMT), 144A (4)	No Opt. Call	N/R	20
540	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, LP Project, Series 2010, 6.350%, 7/01/40, 144A	6/30 at 100.00	BB-	730,766
15,430	Total Louisiana			14,607,582
	Maryland – 0.7% (0.5% of Total Investments)
1,595	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017, 5.000%, 9/01/42	9/27 at 100.00	CCC	1,712,599
3,000	Maryland Economic Development Corporation, Port Facilities Revenue Bonds, CNX Marine Terminals Inc Port of Baltimore Facility, Refunding Series 2010, 5.750%, 9/01/25	8/21 at 100.00	BB-	3,031,800
4,000	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006A, 2.500%, 12/01/31 (4)	8/21 at 100.00	N/R	2,400,000
2,500	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006B, 2.625%, 12/01/31 (4)	8/21 at 100.00	N/R	1,500,000
1,000	Maryland Economic Development Corporation, Special Obligation Bonds, Port Covington Project, Series 2020, 4.000%, 9/01/50	9/30 at 100.00	N/R	1,156,740
12,095	Total Maryland			9,801,139
	Massachusetts – 1.2% (0.8% of Total Investments)
5,735	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue K, Series 2017B, 4.250%, 7/01/46 (AMT) (UB) (6)	7/26 at 100.00	A	6,163,577
1,200	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue M, Subordinate Series 2021C, 3.000%, 7/01/51 (AMT)	7/31 at 100.00	BBB	1,223,100
5,000	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2016A, 5.000%, 3/01/46 (UB) (6)	3/24 at 100.00	AA	5,594,900

NMZ	Nuveen Municipal High Income Opportunity Fund (continued)
Portfolio of Investments July 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Massachusetts (continued)
$2,985	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2016E, 4.000%, 4/01/33 (UB) (6)	4/25 at 100.00	AA	$3,355,319
14,920	Total Massachusetts			16,336,896
	Michigan – 1.9% (1.3% of Total Investments)
5,000	Detroit, Wayne County, Michigan, General Obligation Bonds, Financial Recovery Series 2014B-1, 4.000%, 4/01/44	8/21 at 100.00	N/R	4,876,000
88	Detroit, Wayne County, Michigan, General Obligation Bonds, Series 2003A, 5.250%, 4/01/22	8/21 at 100.00	N/R	87,732
1,945	Michigan Finance Authority, Higher Education Limited Obligation Revenue Bonds, Aquinas College Project, Refunding Series 2021, 5.000%, 5/01/36	5/31 at 100.00	N/R	2,196,022
1,000	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Hanley International Academy, Inc Project, Refunding Series 2021, 5.000%, 9/01/40	8/31 at 100.00	BB	1,160,870
	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Hope Academy Project, Refunding Series 2021:
185	4.400%, 4/01/31, 144A	4/28 at 100.00	N/R	186,798
315	4.900%, 4/01/41, 144A	4/28 at 100.00	N/R	318,008
1,235	Michigan Finance AuthorIty, Public School Academy Limited Obligation Revenue Bonds, Voyageur Academy Project, Refunding Series 2017 Private Placement of 2017, 5.900%, 7/15/46, 144A	7/27 at 100.00	N/R	1,191,244
	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2015A:
2,225	4.350%, 10/01/45 (UB) (6)	10/24 at 100.00	AA	2,389,494
4,500	4.600%, 4/01/52 (UB) (6)	10/24 at 100.00	AA	4,848,435
1,515	Michigan Public Educational Facilities Authority, Charter School Revenue Bonds, American Montessori Academy, Series 2007, 6.500%, 12/01/37	8/21 at 100.00	N/R	1,517,712
1,000	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Chandler Park Academy Project, Series 2008, 6.500%, 11/01/35	8/21 at 100.00	BBB-	1,002,270
100,000	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Capital Appreciation Turbo Term Series 2008C, 0.010%, 6/01/58	6/33 at 11.41	N/R	5,180,000
500	Summit Academy, Michigan, Revenue Bonds, Public School Academy Series 2005, 6.375%, 11/01/35	8/21 at 100.00	B+	500,770
535	Universal Academy, Michigan, Public School Academy Bonds, Refunding Series 2021, 4.000%, 12/01/31 (WI/DD, Settling 9/02/21)	12/28 at 103.00	BBB-	608,589
120,043	Total Michigan			26,063,944
	Minnesota – 0.8% (0.6% of Total Investments)
665	Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Athlos Leadership Academy Project, Series 2015A, 5.500%, 7/01/35	7/25 at 100.00	N/R	724,358
1,000	Columbus, Minnesota, Charter School Lease Revenue Bonds, New Millennium Academy Project, Series 2015A, 6.000%, 7/01/45	7/25 at 100.00	B	1,036,510
505	Greenwood, Minnesota, Charter School Lease Revenue Bonds, Main Street School of Performing Arts Project, Series 2016A, 5.000%, 7/01/47	7/26 at 100.00	N/R	537,249
100	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Northeast College Prep Project, Series 2020A, 5.000%, 7/01/55	7/30 at 100.00	N/R	110,668

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
$2,000	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Community School of Excellence, Series 2016A, 5.750%, 7/01/47, 144A	7/26 at 100.00	N/R	$2,208,960
1,000	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Hmong College Prep Academy Project, Refunding Series 2020A, 5.000%, 9/01/55	9/30 at 100.00	BB+	1,201,680
1,225	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Math & Science Academy Charter School Project, Series 2021A, 4.000%, 6/01/51, 144A	6/29 at 102.00	N/R	1,253,971
3,000	Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds, Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%, 10/01/37 (AMT), 144A	10/22 at 100.00	BBB-	3,065,010
	Woodbury, Minnesota, Charter School Lease Revenue Bonds, Woodbury Leadership Academy, Series 2021A:
850	4.000%, 7/01/41	7/28 at 103.00	BB-	947,869
575	4.000%, 7/01/56	7/28 at 103.00	BB-	632,690
10,920	Total Minnesota			11,718,965
	Mississippi – 0.1% (0.1% of Total Investments)
500	Mississippi Business Finance Corporation, Gulf Opportunity Zone Revenue Bonds, King Edward Mixed-Use Project, Refunding Series 2019A, 4.250%, 10/15/49 (Mandatory Put 10/15/39), 144A	10/26 at 100.00	N/R	485,370
562	Mississippi Home Corporation, Multifamily Housing Revenue Bonds, Tupelo Personal Care Apartments, Series 2004-2, 6.125%, 9/01/34 (AMT)	9/21 at 100.00	N/R	562,320
1,062	Total Mississippi			1,047,690
	Missouri – 1.2% (0.8% of Total Investments)
655	Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Ward Parkway Center Community Improvement District, Senior Refunding & Improvement Series 2016, 5.000%, 4/01/46, 144A	4/26 at 100.00	N/R	689,106
2,000	Liberty, Missouri, Special Obligation Tax Increment and Special Districts Bonds, Liberty Commons Project, Subordinate Lien Series 2015B, 8.500%, 6/15/46, 144A	6/25 at 100.00	N/R	2,085,780
10,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2017C, 4.000%, 11/15/49 (UB) (6)	11/27 at 100.00	A+	11,400,400
1,100	Saint Louis Industrial Development Authority, Missouri, Confluence Academy Project, Series 2007A, 5.350%, 6/15/32	8/21 at 100.00	N/R	1,100,407
1,353	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Fashion Square Redevelopment Project, Series 2008A, 6.300%, 8/22/26	9/21 at 100.00	N/R	541,200
732	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Grace Lofts Redevelopment Projects, Series 2007A, 6.000%, 12/31/26	No Opt. Call	N/R	146,400
15,840	Total Missouri			15,963,293
	Nevada – 1.3% (0.9% of Total Investments)
985	City of Henderson, Nevada, Local Improvement District No T-20 Rainbow Canyon, Local Improvement Bonds, Series 2018, 5.375%, 9/01/48	9/28 at 100.00	N/R	1,134,168
2,000	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Green Series 2020, 6.750%, 2/15/38, 144A	2/31 at 100.00	N/R	2,177,300

NMZ	Nuveen Municipal High Income Opportunity Fund (continued)
Portfolio of Investments July 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nevada (continued)
$2,000	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra Holdings LLC, Green Series 2019, 5.750%, 2/15/38 (AMT), 144A	8/29 at 100.00	N/R	$2,039,860
10,000	Las Vegas Convention and Visitors Authority, Nevada, Convention Center Expansion Revenue Bonds, Series 2018B, 4.000%, 7/01/49 (UB) (6)	7/28 at 100.00	A	11,385,500
560	North Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 64 Valley Vista, Series 2019, 4.625%, 6/01/49	12/28 at 100.00	N/R	631,921
15,545	Total Nevada			17,368,749
	New Jersey – 4.8% (3.3% of Total Investments)
2,500	New Jersey Economic Development Authority, Lease Revenue Bonds, State Government Buildings-Health Department & Taxation Division Office Project, Series 2018A, 5.000%, 6/15/47 (UB) (6)	12/27 at 100.00	BBB	3,029,250
5,000	New Jersey Economic Development Authority, Lease Revenue Bonds, State Government Buildings-Juvenile Justice Commission Facilities Project, Series 2018C, 5.000%, 6/15/47 (UB) (6)	12/27 at 100.00	BBB	6,058,500
9,500	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2017DDD, 5.000%, 6/15/42 (UB) (6)	6/27 at 100.00	BBB	11,422,705
4,100	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Series 1999, 5.250%, 9/15/29 (AMT)	8/22 at 101.00	B+	4,326,238
2,080	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Series 2000A & 2000B, 5.625%, 11/15/30 (AMT)	3/24 at 101.00	B+	2,333,802
5,200	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Series 2007, 5.750%, 7/01/37	8/21 at 100.00	BB+	5,216,536
40,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006C, 0.000%, 12/15/36 – AMBAC Insured (UB) (6)	No Opt. Call	BBB	29,260,000
1,750	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019BB, 4.000%, 6/15/50	12/28 at 100.00	BBB	2,005,360
2,200	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46	6/28 at 100.00	BB+	2,631,552
72,330	Total New Jersey			66,283,943
	New Mexico – 0.4% (0.3% of Total Investments)
320	Mariposa East Public Improvement District, New Mexico, Revenue Bonds, Capital Appreciation Taxable Series 2015D, 0.000%, 3/01/32	9/21 at 59.54	N/R	167,430
50	Mariposa East Public Improvement District, New Mexico, Special Levy Revenue Bonds, Series 2015A, 5.900%, 9/01/32	9/25 at 100.00	N/R	52,201
215	Mariposa East Public Improvement District, New Mexico, Special Levy Revenue Bonds, Series 2015B, 5.900%, 9/01/32	9/25 at 100.00	N/R	224,462
375	Mariposa East Public Improvement District, New Mexico, Special Levy Revenue Bonds, Series 2015C, 5.900%, 9/01/32	No Opt. Call	N/R	387,990
1,210	Mesa Del Sol Public Improvement District 1, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2013, 7.250%, 10/01/43	10/23 at 100.00	N/R	1,259,465
1,020	Volterra Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2014, 6.750%, 10/01/33	10/24 at 100.00	N/R	1,073,020

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Mexico (continued)
$1,500	Winrock Town Center Tax Increment Development District 1, Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds, Subordinate Lien Series 2020, 8.000%, 5/01/40, 144A	11/23 at 103.00	N/R	$1,556,355
1,452	Winrock Town Center Tax Increment Development District, Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds, Senior Lien Series 2015, 6.000%, 5/01/40, 144A	8/21 at 102.00	N/R	1,482,361
6,142	Total New Mexico			6,203,284
	New York – 9.2% (6.4% of Total Investments)
610	Build New York City Resource Corporation, New York, Revenue Bonds, New World Preparatory Charter School Project, Series 2021A, 4.000%, 6/15/41	6/31 at 100.00	N/R	686,708
2,455	Build NYC Resource Corporation, New York, Revenue Bonds, Albert Einstein College of Medicine, Inc, Series 2015, 5.500%, 9/01/45, 144A	9/25 at 100.00	N/R	2,813,675
	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter School, Series 2020A-1:
5,000	5.250%, 6/01/40, 144A	12/30 at 100.00	N/R	5,263,300
2,000	5.500%, 6/01/55, 144A	12/30 at 100.00	N/R	2,102,580
	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter School, Series 2020C-1:
1,000	5.000%, 6/01/40, 144A	12/30 at 100.00	N/R	1,093,450
2,000	5.000%, 6/01/55, 144A	12/30 at 100.00	N/R	2,144,660
1,000	Build NYC Resource Corporation, New York, Revenue Bonds, Shefa School, Series 2021A, 5.000%, 6/15/51, 144A (WI/DD, Settling 8/04/21)	6/31 at 100.00	N/R	1,209,250
10,000	Dormitory Authority of the State of New York, Revenue Bonds, Montefiore Obligated Group, Series 2020A, 3.000%, 9/01/50 – AGM Insured (UB) (6)	3/30 at 100.00	A2	10,600,400
200	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017, 5.000%, 12/01/36, 144A	6/27 at 100.00	BBB-	242,588
1,000	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2020A, 5.730%, 2/01/50	2/30 at 100.00	N/R	1,153,320
	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2021A:
2,360	4.050%, 2/01/31	2/30 at 100.00	A2	2,444,441
1,000	4.600%, 2/01/51	2/30 at 100.00	A2	1,032,650
1,000	Madison County Capital Resource Corporation, New York, Revenue Bonds, Cazenovia College Project, Series 2019A, 5.500%, 9/01/22	6/22 at 100.00	N/R	1,006,180
1,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2020D-1, 5.000%, 11/15/43 (UB) (6)	11/30 at 100.00	BBB+	1,279,600
1,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2020D-3, 4.000%, 11/15/49 (UB) (6)	11/30 at 100.00	BBB+	1,166,550
10,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2016C-1, 5.000%, 11/15/56 (UB) (6)	11/26 at 100.00	BBB+	11,790,300
14,260	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Sustainable Neighborhood Series 2018K, 4.125%, 11/01/53 (UB) (6)	9/26 at 100.00	Aa2	15,682,292

NMZ	Nuveen Municipal High Income Opportunity Fund (continued)
Portfolio of Investments July 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007:
$1,500	0.000%, 10/01/37 (4)	8/21 at 100.00	N/R	$1,200,000
5,000	0.000%, 10/01/46 (4)	8/21 at 100.00	N/R	4,000,000
245	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008A-1, 5.800%, 7/01/23	8/21 at 100.00	N/R	237,748
7,075	New York City, New York, General Obligation Bonds, Fiscal 2017 Series A-1, 5.000%, 8/01/38 (UB) (6)	8/26 at 100.00	AA-	8,566,764
2,000	New York Counties Tobacco Trust IV, Tobacco Settlement Pass-Through Bonds, Turbo Term Series 2005A, 5.000%, 6/01/42	8/21 at 100.00	B-	2,022,220
500	New York Liberty Development Corporation, Liberty Revenue Bonds, Secured by Port Authority Consolidated Bonds, Tender Option Bonds Trust 2016-XG0062, 18.175%, 12/15/41, 144A (IF) (6)	12/21 at 100.00	A+	532,960
1,000	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A	11/24 at 100.00	N/R	1,110,000
3,250	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 2 Series 2014, 5.150%, 11/15/34, 144A	11/24 at 100.00	N/R	3,678,870
6,000	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 3 Series 2014, 7.250%, 11/15/44, 144A	11/24 at 100.00	N/R	6,751,200
4,985	New York Transportation Development Corporation, New York, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, 5.000%, 7/01/46 – AGM Insured (AMT) (UB) (6)	7/24 at 100.00	A2	5,655,931
10,000	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc John F Kennedy International Airport Project, Refunding Series 2016, 5.000%, 8/01/31 (AMT)	8/21 at 100.00	B-	10,021,300
3,070	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc John F Kennedy International Airport Project, Series 2020, 5.375%, 8/01/36 (AMT)	8/30 at 100.00	B-	3,962,879
1,000	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc John F Kennedy International Airport Project, Series 2021, 3.000%, 8/01/31 (AMT)	No Opt. Call	B	1,085,430
3,265	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Series 2017, 5.000%, 4/15/57 (UB) (6)	4/27 at 100.00	A+	3,925,281
605	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue Cogeneration Partners Facility, Series 1998, 5.500%, 1/01/23 (AMT)	8/21 at 100.00	N/R	610,548
9,975	Westchester County Local Development Corporation, New York, Revenue Bonds, Westchester Medical Center Obligated Group Project, Refunding Series 2016, 5.000%, 11/01/46 (UB) (6)	11/25 at 100.00	BBB-	11,602,321
115,355	Total New York			126,675,396
	North Dakota – 0.1% (0.1% of Total Investments)
2,000	Williston, North Dakota, Multifamily Housing Revenue Bonds, Eagle Crest Apartments LLC Project, Series 2013, 7.750%, 9/01/38 (4)	9/23 at 100.00	N/R	1,205,000

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio – 7.2% (5.0% of Total Investments)
$82,120	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57	6/30 at 22.36	N/R	$13,613,032
34,705	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2, 5.000%, 6/01/55	6/30 at 100.00	N/R	40,846,050
5,455	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien Series 2007A-3, 6.250%, 6/01/37 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (7)	5,733,914
1,500	Butler County Port Authority, Ohio, Public Infrastructure Revenue Bonds, Liberty Center Project, Liberty Community Authority, Series 2014C, 6.000%, 12/01/43	12/22 at 100.00	N/R	1,521,795
340	Evans Farm New Communty Authority, Ohio, Community Development Charge Revenue Bonds, Evans Farm Mixed-Use Project, Series 2020, 4.000%, 12/01/46	6/29 at 100.00	N/R	356,629
11,160	Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering Health Network Obligated Group, Series 2016, 4.000%, 8/01/47 (UB) (6)	8/26 at 100.00	A2	12,549,532
2,800	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/21 (4)	No Opt. Call	N/R	3,500
3,310	Ohio Air Quality Development Authority, Ohio, Exempt Facilities Revenue Bonds, AMG Vanadium Project, Series 2019, 5.000%, 7/01/49 (AMT), 144A	7/29 at 100.00	B-	3,903,152
365	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23 (4)	No Opt. Call	N/R	456
4,750	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008C, 3.950%, 11/01/32 (4)	No Opt. Call	N/R	5,938
1,000	Ohio Higher Educational Facility Commission, Senior Hospital Parking Revenue Bonds, University Circle Incorporated 2020 Project, Series 2020, 5.000%, 1/15/50	1/30 at 100.00	A3	1,234,760
3,085	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Generating Corporation Project, Refunding Series 2006A, 3.000%, 5/15/49 (4)	No Opt. Call	N/R	3,856
3,000	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2005B, 4.000%, 1/01/34 (4)	No Opt. Call	N/R	3,750
255	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2008B, 3.625%, 10/01/33 (4)	No Opt. Call	N/R	319
1,015	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2008C, 3.950%, 11/01/32 (4)	No Opt. Call	N/R	1,269
2,725	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2010A, 3.750%, 7/01/33 (4)	No Opt. Call	N/R	3,406
3,000	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010B, 4.375%, 6/01/33 (Mandatory Put 6/01/22)	No Opt. Call	N/R	3,072,750
1,000	Port of Greater Cincinnati Development Authority, Ohio, Public Improvement TOT Revenue Bonds, Series 2021, 4.250%, 12/01/50, 144A	12/28 at 100.00	N/R	1,029,790
1,000	Port of Greater Cincinnati Development Authority, Ohio, Special Obligation Tax Increment Financing Revenue Bonds, Cooperative Township Public Parking Project, Gallery at Kenwood, Senior Lien Series 2019A, 5.000%, 11/01/51	11/30 at 100.00	N/R	1,040,050
8,500	Southern Ohio Port Authority, Ohio, Facility Revenue Bonds, Purecycle Project, Series 2020A, 7.000%, 12/01/42 (AMT), 144A	12/27 at 103.00	N/R	9,933,015

NMZ	Nuveen Municipal High Income Opportunity Fund (continued)
Portfolio of Investments July 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$2,000	Southern Ohio Port Authority, Ohio, Facility Revenue Bonds, Purecycle Project, Series 2020B, 10.000%, 12/01/25 (AMT), 144A	12/24 at 105.00	N/R	$2,306,400
2,000	Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education Facilities Revenue Bonds, Ashland University, Refunding & Improvement Series 2015, 6.000%, 3/01/45	3/25 at 100.00	N/R	2,195,640
175,085	Total Ohio			99,359,003
	Oklahoma – 1.4% (1.0% of Total Investments)
15,000	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc, Refunding Series 2000B, 5.500%, 6/01/35 (AMT)	6/23 at 100.00	N/R	16,180,650
2,600	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc, Refunding Series 2001B, 5.500%, 12/01/35 (AMT)	6/23 at 100.00	N/R	2,804,646
17,600	Total Oklahoma			18,985,296
	Oregon – 0.1% (0.1% of Total Investments)
	Clackamas and Washington Counties School District 3JT, Oregon, General Obligation Bonds, Series 2020A:
1,750	0.010%, 6/15/49	6/30 at 57.54	Aa1	831,250
2,000	0.000%, 6/15/50	6/30 at 55.67	Aa1	915,720
3,750	Total Oregon			1,746,970
	Pennsylvania – 1.8% (1.2% of Total Investments)
980	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, 615 Waterfront Project, Senior Series 2021, 6.000%, 5/01/42, 144A	5/31 at 100.00	N/R	1,247,089
1,250	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Subordinate Lien, Series 2018, 5.125%, 5/01/32, 144A	5/28 at 100.00	N/R	1,498,087
2,500	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.500%, 4/01/41 (4)	No Opt. Call	N/R	3,125
2,715	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35 (4)	No Opt. Call	N/R	3,394
500	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Generation Project, Series 2008B, 3.750%, 10/01/47 (Mandatory Put 4/01/21)	4/31 at 100.00	N/R	541,610
290	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Alvernia University Project, Series 2020, 5.000%, 10/01/49	10/29 at 100.00	BB+	329,002
1,000	Dauphin County General Authority, Pennsylvania, Revenue Bonds, Harrisburg University of Science & Technology Project, Series 2017, 5.125%, 10/15/41, 144A	10/27 at 100.00	BB	1,144,300
1,500	Dauphin County General Authority, Pennsylvania, Revenue Bonds, Harrisburg University of Science & Technology Project, Series 2020, 6.250%, 10/15/53, 144A	10/28 at 100.00	BB	1,868,025
675	Lehigh County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds, Seven Generations Charter School, Series 2021A, 4.000%, 5/01/31	5/30 at 100.00	BB	757,984
1,720	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2020A-1, 10.000%, 12/01/40, 144A	6/30 at 100.00	N/R	1,884,260

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$1,720	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2020A-2, 10.000%, 12/01/40 (AMT), 144A	6/30 at 100.00	N/R	$1,884,260
5	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2006A, 2.550%, 11/01/41 (4)	No Opt. Call	N/R	6
6,650	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project, Series 2009A, 6.400%, 12/01/38	9/25 at 100.00	CCC+	6,490,267
1,000	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Mariana Bracetti Academy Project, Series 2020A, 5.375%, 6/15/50, 144A	12/27 at 100.00	N/R	1,090,930
	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Mariana Bracetti Academy Project, Taxable Series 2020B:
995	6.875%, 12/15/35, 144A	12/27 at 100.00	N/R	1,058,949
1,000	7.125%, 12/15/44, 144A	12/27 at 100.00	N/R	1,075,660
2,500	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Nueva Esperanza, Inc - Esperanza Academy Charter School, Series 2013, 8.000%, 1/01/33 (Pre-refunded 1/01/23)	1/23 at 100.00	N/R (7)	2,770,075
510	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series 2012A, 5.625%, 7/01/36	7/22 at 100.00	Ba1	531,879
180	The Redevelopment Authority of the City of Scranton, Lackawanna county, Pennsylvania, Guaranteed Lease Revenue Bonds, Series 2016A, 5.000%, 11/15/28	5/24 at 100.00	BB+	185,836
27,690	Total Pennsylvania			24,364,738
	Puerto Rico – 10.4% (7.2% of Total Investments)
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A:
4,870	5.125%, 7/01/37	7/22 at 100.00	CCC	5,085,887
1,000	5.250%, 7/01/42	7/22 at 100.00	CCC	1,045,470
2,000	6.000%, 7/01/47	7/22 at 100.00	CCC	2,104,580
8,625	Puerto Rico Electric Power Authority, Power Revenue Bonds, Federally Taxable Build America Bonds, Series 2010YY, 4.050%, 7/01/40 (4)	8/21 at 100.00	D	8,323,125
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding Series 2012A:
4,835	3.957%, 7/01/42 (4)	7/22 at 100.00	D	4,744,344
185	3.961%, 7/01/42 (4)	7/22 at 100.00	D	181,531
2,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2003NN, 3.999%, 7/01/22 (4)	No Opt. Call	N/R	1,970,000
1,025	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007TT, 3.957%, 7/01/37 (4)	8/21 at 100.00	D	1,005,781
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010AAA:
5,690	3.978%, 7/01/22 (4)	8/21 at 100.00	D	5,604,650
1,186	3.978%, 7/01/28 (4)	8/21 at 100.00	D	1,168,210
890	3.978%, 7/01/29 (4)	8/21 at 100.00	D	876,650
658	3.978%, 7/01/31 (4)	8/21 at 100.00	D	648,130

NMZ	Nuveen Municipal High Income Opportunity Fund (continued)
Portfolio of Investments July 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Puerto Rico (continued)
$405	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010CCC, 3.957%, 7/01/28 (4)	8/21 at 100.00	D	$397,406
1,350	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010XX, 5.250%, 7/01/40 (4)	8/21 at 100.00	D	1,329,750
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010ZZ:
4,000	3.978%, 7/01/22 (4)	6/21 at 100.00	N/R	3,940,000
3,000	3.978%, 7/01/25 (4)	8/21 at 100.00	D	2,955,000
1,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2013A, 4.102%, 7/01/36 (4)	7/23 at 100.00	D	1,008,750
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series WW:
360	3.988%, 7/01/22 (4)	8/21 at 100.00	D	355,050
710	3.988%, 7/01/23 (4)	8/21 at 100.00	D	700,238
375	5.250%, 7/01/33 (4)	8/21 at 100.00	D	369,375
5,500	Puerto Rico Electric Power Authority, Power Revenue Bonds, Taxable Build America Bond Series 2010EE, 4.044%, 7/01/32 (4)	8/21 at 100.00	D	5,307,500
5,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2005L, 5.250%, 7/01/38 – AMBAC Insured	No Opt. Call	N/R	5,449,450
5,000	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series 2012U, 1.630%, 7/01/42	7/22 at 100.00	D	4,862,500
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
99,177	0.000%, 7/01/46	7/28 at 41.38	N/R	33,368,102
101,600	0.000%, 7/01/51	7/28 at 30.01	N/R	24,731,472
1,000	4.750%, 7/01/53	7/28 at 100.00	N/R	1,149,910
5,000	5.000%, 7/01/58	7/28 at 100.00	N/R	5,842,650
1,050	Puerto Rico, General Obligation Bonds, Public Improvement Series 2002A, 2.230%, 7/01/31	8/21 at 100.00	N/R	998,812
12,500	Puerto Rico, General Obligation Bonds, Public Improvement, Series 2014A, 1.990%, 7/01/35 (4)	8/21 at 100.00	D	10,687,500
6,600	Puerto Rico, General Obligation Bonds, Series 2004A, 2.230%, 7/01/29	8/21 at 100.00	D	6,278,250
286,591	Total Puerto Rico			142,490,073
	Rhode Island – 0.2% (0.1% of Total Investments)
18,260	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2007A, 0.000%, 6/01/52	8/21 at 16.20	CCC-	3,005,779
	South Carolina – 2.4% (1.7% of Total Investments)
640	Hardeeville, South Carolina, Special Assessment Revenue Bonds, East Argent Improvement District, Series 2021, 4.000%, 5/01/52, 144A	5/29 at 100.00	N/R	647,629
4,000	Lancaster County, South Carolina, Special Assessment Bonds, Edgewater II Improvement District, Series 2007A, 7.750%, 11/01/39 (4)	8/21 at 100.00	N/R	840,000
3,477	Lancaster County, South Carolina, Special Assessment Bonds, Edgewater II Improvement District, Series 2007B, 7.700%, 11/01/21 (4)	No Opt. Call	N/R	730,170

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	South Carolina (continued)
$1,000	South Carolina Jobs Economic Development Authority, Educational Facilities Revenue Bonds, Hoese Creek Academy Project, Series 2021A, 5.000%, 11/15/55, 144A	11/26 at 100.00	N/R	$1,032,700
5,000	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Custodial Receipts CR-086, 5.000%, 8/15/36 (Pre-refunded 8/15/26), 144A	8/26 at 100.00	N/R (7)	6,078,050
400	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Hilton Head Christian Academy, Series 2020, 5.000%, 1/01/55, 144A	1/30 at 100.00	N/R	427,136
980	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Midland Valley Preparatory School Project, Series 2014, 7.750%, 11/15/45, 144A	11/26 at 100.00	N/R	1,172,443
4,215	South Carolina Jobs-Economic Development Authority, Educational Facilities Revenue Bonds, Lowcountry Leadership Charter School Project, Series 2019A, 5.000%, 12/01/49, 144A	12/29 at 100.00	Baa3	4,853,910
750	South Carolina Jobs-Economic Development Authority, Retirement Community Revenue Notes, Kiawah Life Plan Village, Inc Project, Series 2021A, 8.750%, 7/01/25 (WI/DD, Settling 8/16/21)	No Opt. Call	N/R	748,920
3,000	South Carolina Public Service Authority Santee Cooper Revenue Obligations, Refunding Series 2016B, 5.000%, 12/01/46 (UB) (6)	12/26 at 100.00	A-	3,621,240
11,615	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2014A, 5.000%, 12/01/49 (UB) (6)	6/24 at 100.00	A-	13,009,264
35,077	Total South Carolina			33,161,462
	South Dakota – 0.1% (0.1% of Total Investments)
1,125	Lincoln County, South Dakota, Economic Development Revenue Bonds, The Augustana College Association Project, Series 2021A, 4.000%, 8/01/56	8/31 at 100.00	BBB-	1,268,494
	Tennessee – 2.2% (1.5% of Total Investments)
1,000	Memphis/Shelby County Economic Development Growth Engine Industrial Development Board, Tennessee, Tax Increment Revenue Bonds, Graceland Project, Senior Series 2017A, 5.625%, 1/01/46	7/27 at 100.00	N/R	986,090
	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2016A:
11,095	5.000%, 7/01/40 (UB)	7/26 at 100.00	A3	13,322,987
5,240	5.000%, 7/01/46 (UB) (6)	7/26 at 100.00	A3	6,261,800
5,000	The Health and Educational Facilities Board of the City of Franklin, Tennessee, Revenue Bonds, Provision Cares Proton Therapy Center, Nashville Project, Series 2017A, 7.500%, 6/01/47, 144A (4)	6/27 at 100.00	N/R	1,500,000
6,024	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B, 5.625%, 9/01/26	No Opt. Call	BBB	7,411,387
915	Wilson County Health and Educational Facilities Board, Tennessee, Senior Living Revenue Bonds, Rutland Place Inc Project, Series 2015A, 5.500%, 1/01/46	8/21 at 100.00	N/R	845,927
29,274	Total Tennessee			30,328,191
	Texas – 4.4% (3.1% of Total Investments)
1,000	Anna, Texas, Special Assessment Revenue Bonds, Sherley Tract Public Improvement District 2 Area 1 Project, Series 2021, 4.000%, 9/15/41, 144A (WI/DD, Settling 8/16/21)	9/31 at 100.00	N/R	997,240
1,000	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Brooks Academies, Series 2021A, 5.000%, 6/15/51	6/26 at 100.00	N/R	1,062,860

NMZ	Nuveen Municipal High Income Opportunity Fund (continued)
Portfolio of Investments July 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$500	Celina, Texas, Special Assessment Revenue Bonds, Celina Sutton Fields II Public Improvement District Neighborhood Improvement Areas 2-3 Project, Series 2019, 4.250%, 9/01/49, 144A	9/29 at 100.00	N/R	$541,570
995	Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy Public Improvement District Phase 1 Project, Series 2014, 7.000%, 9/01/40	9/22 at 103.00	N/R	1,046,352
1,765	Comal County Meyer Ranch Municipal Utility District, Texas, General Obligation Bonds, Road Series 2021, 3.000%, 8/15/51	8/26 at 100.00	N/R	1,769,377
1,000	Crandall, Kaufman County, Texas, Special Assessment Revenue Bonds, Crandall Carwright Ranch Public Improvement District Improvement Area 1 Project, Series 2021, 4.500%, 9/15/51, 144A	9/31 at 100.00	N/R	1,011,310
4,165	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding Series 2016A, 5.000%, 12/01/48 (UB) (6)	12/25 at 100.00	Aa2	4,902,705
	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2013A:
365	6.625%, 9/01/31	9/23 at 100.00	N/R	405,471
1,000	6.375%, 9/01/42	9/23 at 100.00	N/R	1,106,820
165	Fate, Rockwall County, Texas, Special Assessment Revenue Bonds, Williamsburg Public Improvement District 1 Phase 2B, 2C & 3A1, Series 2019, 4.250%, 8/15/49, 144A	8/27 at 100.00	N/R	179,053
1,500	Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy Inc Project, Series 2012A RMKT, 4.750%, 5/01/38	11/22 at 100.00	Baa2	1,573,530
1,000	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (AMT)	8/21 at 100.00	B3	1,001,570
1,450	Harris County Municipal Utility District 213A, Texas, General Obligation Bonds, Series 2021, 3.000%, 4/01/48	4/29 at 100.00	N/R	1,462,891
125	Haslett, Texas, Special Assessment Revenue Bonds, Haslet Public Improvement District 5 Improvement Area 1 Project, Series 2019, 4.375%, 9/01/49, 144A	9/29 at 100.00	N/R	137,946
775	Heart of Texas Education Finance Corporation, Texas, Gateway Charter Academy, Series 2006A, 6.000%, 2/15/36	8/21 at 100.00	N/R	776,349
1,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Airlines Inc - Terminal Improvement Project, Refunding Series 2011, 6.625%, 7/15/38 (AMT)	8/21 at 100.00	B	1,006,040
500	Hutto, Texas, Special Assessment Revenue Bonds, Emory Crossing, Public Improvement Area 1 Project Series 2021, 4.000%, 9/01/56, 144A	9/29 at 100.00	N/R	513,190
2,985	Jefferson County Industrial Development Corporation, Texas, Hurricane Ike Disaster Area Revenue Bonds, Port of Beaumont Petroleum Transload Terminal, LLC Project, Series 2012, 8.250%, 7/01/32 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R (7)	3,200,427
500	Kaufman,Texas, Special Assessment Revenue Bonds, Kaufman Public Improvement District 1 Phase 1A-1B Project, Series 2021, 4.000%, 9/15/50, 144A	9/31 at 100.00	N/R	516,815
4,000	Legato Community Authority, Commerce City, Colorado, Limited Tax Supported Revenue Bonds, District 1, 2, 3 & 7, Convertible Capital Appreciation Series 2021A-2, 5.000%, 12/01/51	6/26 at 100.67	N/R	3,356,000
1,000	Legato Community Authority, Commerce City, Colorado, Limited Tax Supported Revenue Bonds, District 1, 2, 3 & 7, Series 2021B, 8.250%, 12/15/51	6/26 at 103.00	N/R	1,011,410
1,435	Manor, Texas, Special Assessment Revenue Bonds, Manor Heights Public Improvement District Improvement Area 1-2 Project, Series 2021, 4.000%, 9/15/51, 144A	9/31 at 100.00	N/R	1,491,912

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Manor, Texas, Special Assessment Revenue Bonds, Manor Heights Public Improvement District Major Improvement Area Project, Series 2021:
$900	4.125%, 9/15/41, 144A	9/31 at 100.00	N/R	$914,121
1,500	4.375%, 9/15/51, 144A	9/31 at 100.00	N/R	1,523,250
1,170	McLendon-Chisholm, Texas, Special Assessment Revenue Bonds, Sonoma Public Improvement District Improvement Area 2 Project, Series 2019, 4.250%, 9/15/39, 144A	9/29 at 100.00	N/R	1,313,138
	Mesquite, Texas, Special Assessment Bonds, Iron Horse Public Improvement District Project, Series 2019:
300	5.750%, 9/15/39, 144A	9/29 at 100.00	N/R	339,843
500	6.000%, 9/15/49, 144A	9/29 at 100.00	N/R	564,265
1,965	Mission Economic Development Corporation, Texas, Water Supply Revenue Bonds, Enviro Water Minerals Project, Green Bonds, Series 2015, 7.750%, 1/01/45 (AMT), 144A (4), (8)	1/26 at 102.00	N/R	50,442
1,125	Missouri City Management District 1, Fort Bend County, Texas, General Obligation Bonds, Road Series 2021, 3.000%, 9/01/46 (WI/DD, Settling 8/17/21)	9/27 at 100.00	N/R	1,132,538
1,000	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus Christi I, LLC-Texas A&M University-Corpus Christi Project, Series 2014A, 5.000%, 4/01/44 (Pre-refunded 4/01/24)	4/24 at 100.00	N/R (7)	1,125,330
1,000	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation - San Antonio 1, LLC - Texas A&M University - San Antonio Project,, 5.000%, 4/01/48 (Pre-refunded 4/01/26)	4/26 at 100.00	N/R (7)	1,202,960
1,000	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Galveston-Texas A&M University at Galveston Project, Series 2014A, 5.000%, 4/01/44 (Pre-refunded 4/01/24)	4/24 at 100.00	N/R (7)	1,121,060
	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, NCCD - College Station Properties LLC - Texas A&M University Project, Series 2015A:
1,250	5.000%, 7/01/35	7/25 at 100.00	CCC	1,081,250
2,445	5.000%, 7/01/47	7/25 at 100.00	CCC	2,102,700
2,250	North Texas Tollway Authority, Special Projects System Revenue Bonds, Tender Option Bond Trust 11947, 19.961%, 9/01/41 (Pre-refunded 9/01/21), 144A (IF)	9/21 at 100.00	N/R (7)	2,287,552
1,070	Oak Point, Denton County, Texas, Special Assessment Revenue Bonds, Oak Point Public Imporvement District 2 Project, Series 2020, 4.000%, 9/01/50, 144A	9/30 at 100.00	N/R	1,128,315
440	Port Beaumont Navigation District, Jefferson County, Texas, Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project, Series 2020, 4.000%, 1/01/50 (AMT), 144A	1/22 at 103.00	N/R	456,293
	Port Freeport, Brazoria County, Texas, Revenue Bonds, Senior Lien Series 2021:
1,500	4.000%, 6/01/46 (AMT) (WI/DD, Settling 8/19/21)	6/31 at 100.00	A+	1,742,355
1,500	4.000%, 6/01/51 (AMT) (WI/DD, Settling 8/19/21)	6/31 at 100.00	A+	1,734,105
205	Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails Public Improvement District 2 Phase 1 Project, Series 2019, 4.750%, 9/01/49, 144A	9/29 at 100.00	N/R	226,074
185	Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails Public Improvement District 2 Phase 2-6 Major Improvement Project, Series 2019, 5.500%, 9/01/39, 144A	9/29 at 100.00	N/R	212,374

NMZ	Nuveen Municipal High Income Opportunity Fund (continued)
Portfolio of Investments July 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$2,000	Red River Health Facilities Development Corporation, Texas, First Mortgage Revenue Bonds, Eden Home Inc, Series 2012, 4.293%, 12/15/32 (4)	12/21 at 100.00	N/R	$1,400,000
160	Rowlett, Texas, Special Assessment Revenue Bonds, Bayside Public Improvement District North Improvement Area, Series 2016, 5.750%, 9/15/36	3/24 at 102.00	N/R	168,090
4,690	Texas Department of Housing and Community Affairs, Single Family Mortgage Revenue Bonds, Series 2018A, 4.250%, 9/01/48 (UB) (6)	9/27 at 100.00	AA+	5,172,413
755	Texas Public Finance Authority Charter School Finance Corporation, Charter School Revenue Bonds, School of Excellence Education Project, Series 2004A, 7.000%, 12/01/34	8/21 at 100.00	B-	755,370
2,024	Texas State Affordable Housing Corporation Multifamily Housing Revenue Bonds, Peoples El Shaddai Village and St James Manor Apartments Project, Series 2016, 4.850%, 12/01/56, 144A	1/34 at 100.00	N/R	2,285,861
1,653	Viridian Municipal Management District, Texas, Assessment Revenue Bonds, Series 2017, 4.250%, 12/01/44	12/25 at 100.00	N/R	1,766,826
60,812	Total Texas			60,877,363
	Utah – 0.2% (0.1% of Total Investments)
1,000	Utah Charter School Finance Authority, Charter School Revenue Bonds, Paradigm High School Project, Series 2020A, 5.125%, 7/15/51, 144A	1/25 at 102.00	N/R	1,042,280
1,000	Utah Charter School Finance Authority, Charter School Revenue Bonds, Providence Hall Projects, Refunding Serier 2021A, 4.000%, 10/15/51	10/31 at 100.00	Aa2	1,184,040
2,000	Total Utah			2,226,320
	Vermont – 0.3% (0.2% of Total Investments)
3,400	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, University of Vermont Medical Center Project, Green Series 2016B, 5.000%, 12/01/46 (UB) (6)	6/26 at 100.00	A3	4,009,620
	Virgin Islands – 0.7% (0.5% of Total Investments)
	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2014C:
1,000	5.000%, 10/01/30	10/24 at 100.00	N/R	996,300
5,000	5.000%, 10/01/39	10/24 at 100.00	N/R	4,875,550
1,000	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note - Diageo Project, Series 2009A, 6.750%, 10/01/37	8/21 at 100.00	Caa3	1,008,140
3,270	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Bond Anticipation Notes, Series 2020A, 7.500%, 7/01/22, 144A	No Opt. Call	N/R	3,289,592
10,270	Total Virgin Islands			10,169,582
	Virginia – 2.2% (1.5% of Total Investments)
762	Celebrate Virginia North Community Development Authority, Special Assessment Revenue Bonds, Series 2003B, 4.125%, 3/01/22 (4)	No Opt. Call	N/R	457,200
3,000	Farms of New Kent Community Development Authority, Virginia, Special Assessment Bonds, Refunding Series 2021A, 3.750%, 3/01/36, 144A	3/31 at 100.00	N/R	3,274,800
10,000	Industrial Development Authority of the City of Newport News, Virginia, Health System Revenue Bonds, Riverside Health System, Series 2017A, 5.000%, 7/01/46, 144A	7/27 at 100.00	N/R	11,689,500
1,000	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47	8/21 at 100.00	B-	1,005,690

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virginia (continued)
$7,000	Virginia Small Business Finance Authority, Educational Facilities Revenue Bonds, Provident Resource Group - Rixey Student Housing Project, Series 2019A, 5.500%, 7/01/54, 144A	7/34 at 100.00	N/R	$6,653,290
7,535	Virginia Small Business Finance Authority, Educational Facilities Revenue Bonds, Provident Resource Group - Rixey Student Housing Project, Series 2019B, 6.525%, 7/01/52, 144A (cash 7.500%, PIK 7.500%)	No Opt. Call		6,648,821
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012:
80	6.000%, 1/01/37 (AMT)	7/22 at 100.00	BBB-	84,137
130	5.500%, 1/01/42 (AMT)	7/22 at 100.00	BBB-	135,949
29,507	Total Virginia			29,949,387
	Washington – 2.1% (1.5% of Total Investments)
1,000	King County Public Hospital District 4, Washington, Hospital Revenue Bonds, Snoqualmie Valley Hospital, Series 2015A, 6.250%, 12/01/45	12/25 at 100.00	N/R	1,114,290
1,000	Kitsap County Consolidated Housing Authority, Washington, Pooled Tax Credit Housing Revenue Bonds, Series 2007, 5.600%, 6/01/37 (AMT)	8/21 at 100.00	N/R	1,001,420
1,300	Port of Seattle Industrial Development Corporation, Washington, Special Facilities Revenue Refunding Bonds, Delta Air Lines, Inc Project, Series 2012, 5.000%, 4/01/30 (AMT)	4/23 at 100.00	BB	1,392,690
2,500	Seattle Housing Authority, Washington, Revenue Bonds, Lam Bow Apartments Project, Series 2021, 2.500%, 6/01/54	6/31 at 100.00	AA	2,457,775
195	Tacoma Consolidated Local Improvement District 65, Washington, Special Assessment Bonds, Series 2013, 5.750%, 4/01/43	8/21 at 100.00	N/R	196,802
3,065	Washington Economic Development Finance Authority, Environmental Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Series 2017A, 7.500%, 1/01/32 (AMT), 144A (4)	1/28 at 100.00	N/R	2,298,750
545	Washington Economic Development Finance Authority, Environmental Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Series 2018, 7.250%, 1/01/32 (AMT), 144A (4)	1/28 at 100.00	N/R	408,750
1,565	Washington Economic Development Finance Authority, Environmental Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Series 2019A, 7.500%, 1/01/32 (AMT), 144A (4)	1/28 at 100.00	N/R	1,173,750
1,000	Washington Economic Development Finance Authority, Environmental Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Senior Series 2021A, 12.000%, 1/01/33 (AMT), 144A (4)	No Opt. Call	N/R	789,710
255	Washington Economic Development Finance Authority, Environmental Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Taxable Senior Series 2021B, 14.250%, 1/01/27, 144A (4)	No Opt. Call	N/R	192,525
7,330	Washington Health Care Facilities Authority, Revenue Bonds, Virginia Mason Medical Center, Series 2017, 4.000%, 8/15/42 (UB)	8/27 at 100.00	BBB-	8,090,634
8,525	Washington State Higher Education Facilities Authority Revenue Bonds, Gonzaga University Project, Series 2019A, 3.000%, 4/01/49 (UB) (6)	10/29 at 100.00	A2	9,061,563
1,000	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Mirabella Project, Series 2012A, 6.750%, 10/01/47 (Pre-refunded 10/03/22), 144A	10/22 at 100.00	N/R (7)	1,075,170
29,280	Total Washington			29,253,829

NMZ	Nuveen Municipal High Income Opportunity Fund (continued)
Portfolio of Investments July 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	West Virginia – 0.4% (0.3% of Total Investments)
$1,335	Berkeley, Hardy and Jefferson Counties, West Virginia, as Joint Issuers, Commercial Development Revenue Bonds, Scattered Site Housing Projects, Series 2010, 5.750%, 12/01/44	12/23 at 100.00	N/R	$1,370,738
1,125	Monongalia County Commission, West Virginia, Special District Excise Tax Revenue Bonds, University Town Centre Economic Opportunity Development District, Refunding & Improvement Series 2017A, 5.750%, 6/01/43, 144A	6/27 at 100.00	N/R	1,310,152
1,000	Monongalia County Commission, West Virginia, Special District Excise Tax Revenue Bonds, University Town Centre Economic Opportunity Development District, Refunding & Improvement Series 2021A, 4.125%, 6/01/43, 144A	6/31 at 100.00	N/R	1,137,040
1,000	West Virginia Economic Development Authority, Dock and Wharf Facilities Revenue Bonds, Empire Trimodal Terminal, LLC Project, Series 2020, 7.625%, 12/01/40, 144A	12/27 at 103.00	N/R	1,046,320
1,000	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Arch Resources Project, Series 2021, 4.125%, 7/01/45 (AMT) (Mandatory Put 7/01/25)	1/25 at 100.00	B	1,068,350
5,460	Total West Virginia			5,932,600
	Wisconsin – 5.6% (3.9% of Total Investments)
2,000	Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin, General Revenue Bonds, Refunding Series 2017, 6.750%, 6/01/32	12/27 at 100.00	N/R	2,080,980
150	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Founders Academy of Las Vegas, Series 2020A, 5.000%, 7/01/55, 144A	7/28 at 100.00	BB-	168,297
1,000	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, High Desert Montessori Charter School, Series 2021A, 5.000%, 6/01/51, 144A	6/29 at 100.00	N/R	1,108,380
4,985	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, North Carolina Charter Educational Foundation Project, Series 2016A, 5.000%, 6/15/46, 144A	6/26 at 100.00	N/R	5,194,270
500	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Point College Preparatory, Series 2020A, 5.000%, 6/15/55, 144A	6/27 at 103.00	N/R	539,975

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1:
$13	0.000%, 1/01/47, 144A (4)	No Opt. Call	N/R	$401
11	0.000%, 1/01/48, 144A (4)	No Opt. Call	N/R	346
11	0.000%, 1/01/49, 144A (4)	No Opt. Call	N/R	333
10	0.000%, 1/01/50, 144A (4)	No Opt. Call	N/R	311
10	0.000%, 1/01/51, 144A (4)	No Opt. Call	N/R	301
13	0.000%, 1/01/52, 144A (4)	No Opt. Call	N/R	376
13	0.000%, 1/01/53, 144A (4)	No Opt. Call	N/R	365
13	0.000%, 1/01/54, 144A (4)	No Opt. Call	N/R	344
12	0.000%, 1/01/55, 144A (4)	No Opt. Call	N/R	330
12	0.000%, 1/01/56, 144A (4)	No Opt. Call	N/R	319
632	0.000%, 7/01/56, 144A (4)	3/28 at 100.00	N/R	494,717
14	0.000%, 1/01/57, 144A (4)	No Opt. Call	N/R	344
13	0.000%, 1/01/58, 144A (4)	No Opt. Call	N/R	329
13	0.000%, 1/01/59, 144A (4)	No Opt. Call	N/R	315
13	0.000%, 1/01/60, 144A (4)	No Opt. Call	N/R	299
12	0.000%, 1/01/61, 144A (4)	No Opt. Call	N/R	287
12	0.000%, 1/01/62, 144A (4)	No Opt. Call	N/R	273
12	0.000%, 1/01/63, 144A (4)	No Opt. Call	N/R	262
12	0.000%, 1/01/64, 144A (4)	No Opt. Call	N/R	253
11	0.000%, 1/01/65, 144A (4)	No Opt. Call	N/R	241
12	0.000%, 1/01/66, 144A (4)	No Opt. Call	N/R	248
148	0.000%, 1/01/67, 144A (4)	No Opt. Call	N/R	2,785

NMZ	Nuveen Municipal High Income Opportunity Fund (continued)
Portfolio of Investments July 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B:
$24	0.000%, 1/01/46, 144A (4)	No Opt. Call	N/R	$796
24	0.000%, 1/01/47, 144A (4)	No Opt. Call	N/R	756
24	0.000%, 1/01/48, 144A (4)	No Opt. Call	N/R	740
23	0.000%, 1/01/49, 144A (4)	No Opt. Call	N/R	721
23	0.000%, 1/01/50, 144A (4)	No Opt. Call	N/R	684
25	0.000%, 1/01/51, 144A (4)	No Opt. Call	N/R	737
652	3.750%, 7/01/51, 144A (4)	3/28 at 100.00	N/R	451,672
25	0.000%, 1/01/52, 144A (4)	No Opt. Call	N/R	706
25	0.000%, 1/01/53, 144A (4)	No Opt. Call	N/R	685
25	0.000%, 1/01/54, 144A (4)	No Opt. Call	N/R	663
24	0.000%, 1/01/55, 144A (4)	No Opt. Call	N/R	641
24	0.000%, 1/01/56, 144A (4)	No Opt. Call	N/R	623
24	0.000%, 1/01/57, 144A (4)	No Opt. Call	N/R	603
23	0.000%, 1/01/58, 144A (4)	No Opt. Call	N/R	582
23	0.000%, 1/01/59, 144A (4)	No Opt. Call	N/R	569
23	0.000%, 1/01/60, 144A (4)	No Opt. Call	N/R	548
23	0.000%, 1/01/61, 144A (4)	No Opt. Call	N/R	526
23	0.000%, 1/01/62, 144A (4)	No Opt. Call	N/R	511
22	0.000%, 1/01/63, 144A (4)	No Opt. Call	N/R	494
22	0.000%, 1/01/64, 144A (4)	No Opt. Call	N/R	483
22	0.000%, 1/01/65, 144A (4)	No Opt. Call	N/R	465
22	0.000%, 1/01/66, 144A (4)	No Opt. Call	N/R	437
281	0.000%, 1/01/67, 144A (4)	No Opt. Call	N/R	5,301
4,700	Public Finance Authority of Wisconsin, Contract Revenue Bonds, Mercer Crossing Public Improvement District Project, Series 2017, 7.000%, 3/01/47, 144A	3/27 at 100.00	N/R	5,458,345
1,500	Public Finance Authority of Wisconsin, Education Revenue Bonds, Pioneer Springs Community School, Series 2020A, 6.250%, 6/15/40, 144A	6/27 at 100.00	N/R	1,609,950
1,000	Public Finance Authority of Wisconsin, Education Revenue Bonds, The Capitol Encore Academy, Series 2021A, 5.000%, 6/01/56, 144A	6/28 at 100.00	N/R	1,060,400
2,000	Public Finance Authority of Wisconsin, Educational Facilities Revenue Bonds, Lake Erie College, Series 2019A, 5.875%, 10/01/54, 144A	10/29 at 100.00	N/R	2,146,400
830	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, Cottonwood Classical Preparatory School in Albuquerque, New Mexico, Series 2012A, 6.250%, 12/01/42 (Pre-refunded 12/01/22)	12/22 at 100.00	N/R (7)	896,666
1,550	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, LEAD Academy Project, Series 2021, 5.000%, 8/01/51, 144A	8/28 at 100.00	N/R	1,637,931
335	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2016, 4.000%, 8/01/35 (AMT)	8/26 at 100.00	N/R	346,340
1,275	Public Finance Authority of Wisconsin, Hospital Revenue Bonds, Carson Valley Medical Center, Series 2021A, 4.000%, 12/01/41	12/31 at 100.00	BB+	1,510,238

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Public Finance Authority of Wisconsin, Limited Obligation Grant Revenue Bonds, American Dream @ Meadowlands Project, Series 2017A:
$1,665	6.250%, 8/01/27, 144A	No Opt. Call	N/R	$1,902,912
1,000	6.750%, 8/01/31, 144A	No Opt. Call	N/R	1,166,340
	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017:
2,000	6.750%, 12/01/42, 144A	12/27 at 100.00	N/R	2,324,060
17,335	7.000%, 12/01/50, 144A	12/27 at 100.00	N/R	20,289,577
400	Public Finance Authority of Wisconsin, Retirement Facility Revenue Bonds, Shalom Park Development Project, Series 2019, 0.000%, 12/31/24, 144A	No Opt. Call	N/R	275,192
3,500	Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Gulf Coast Zoo, Series 2018A, 6.500%, 9/01/48	9/28 at 100.00	N/R	3,268,615
500	Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton Therapy Center, Senior Series 2017A, 7.000%, 10/01/47, 144A	10/27 at 100.00	N/R	516,935
	Public Finance Authority of Wisconsin, Revenue Bonds, Procure Proton Therapy Center, Senior Series 2018A:
2,415	6.950%, 7/01/38, 144A	7/28 at 100.00	N/R	2,393,482
4,585	7.000%, 7/01/48, 144A	7/28 at 100.00	N/R	4,533,648
1,060	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health Sciences, Series 2015, 5.875%, 4/01/45	4/25 at 100.00	BB	1,218,852
1,000	Public Finance Authority of Wisconsin, Revenue Bonds, SearStone Continuing Care Retirement Community, Series 2020, 6.000%, 6/01/53, 144A	6/25 at 104.00	N/R	1,118,780
1,000	Public Finance Authority of Wisconsin, Revenue Bonds, SearStone Retirement Community of Cary North Carolina, Series 2016, 6.000%, 6/01/49, 144A	6/22 at 104.00	N/R	1,060,780
1,000	Public Finance Authority of Wisconsin, Revenue Bonds, Wonderful Foundations Charter School WFCS Portfolio Projects, Senior Series 2021A-1, 5.000%, 1/01/56, 144A	1/31 at 100.00	N/R	1,187,250
	Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland Proton Treatment Center, Series 2018A-1:
1,000	6.125%, 1/01/33, 144A	1/28 at 100.00	N/R	852,490
2,000	6.250%, 1/01/38, 144A	1/28 at 100.00	N/R	1,656,100
3,500	6.375%, 1/01/48, 144A	1/28 at 100.00	N/R	2,823,450
91	Public Finance Authority, Wisconsin, Revenue Bonds, Minnesota College of Osteopathic Medicine, Senior Series 2019A-1, 0.000%, 12/01/48, 144A (4)	12/28 at 100.00	N/R	45,647
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Ascension Health Alliance Senior Credit Group, Series 2016A:
1,400	4.000%, 11/15/46 (Pre-refunded 5/15/26) (UB) (6)	5/26 at 100.00	N/R (7)	1,629,138
3,600	4.000%, 11/15/46 (UB) (6)	5/26 at 100.00	AA+	4,101,552
73,324	Total Wisconsin			77,096,694
$2,166,526	Total Municipal Bonds (cost $1,786,617,465)			1,940,024,110

NMZ	Nuveen Municipal High Income Opportunity Fund (continued)
Portfolio of Investments July 31, 2021
(Unaudited)
Shares	Description (1)	Value
	COMMON STOCKS – 2.2% (1.6% of Total Investments)
	Airlines – 0.3% (0.3% of Total Investments)
227,514	American Airlines Group Inc (9), (10)	$4,636,735
	Electric Utilities – 1.9% (1.3% of Total Investments)
750,823	Energy Harbor Corp (10), (11), (12)	25,997,246
	Total Common Stocks (cost $27,440,408)	30,633,981

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.9% (0.6% of Total Investments)
	Consumer Discretionary – 0.5% (0.3% of Total Investments)
$15,000	Mashantucket Western Pequot Tribe, Corporate High Yield Bond (cash 6.350%, PIK 1.000%) (4)	7.350%	7/01/26	N/R	$6,600,000
53	Lombard Starwood Westin Hotel Conference Center and Hotel Project Revenue Bonds	7.500%	12/31/23	N/R	52,605
15,053	Total Consumer Discretionary				6,652,605
	Materials – 0.4% (0.3% of Total Investments)
5,000	United States Steel Corp	6.650%	6/01/37	B-	5,400,000
	Real Estate – 0.0% (0.0% of Total Investments)
300	Zilkha Biomass Selma LLC (4), (8)	5.000%	8/01/28	N/R	128,070
3,170	Zilkha Biomass Selma LLC (4), (8)	10.000%	8/01/38	N/R	32
3,470	Total Real Estate				128,102
$23,523	Total Corporate Bonds (cost $11,369,250)				12,180,707
	Total Long-Term Investments (cost $1,825,427,123)				1,982,838,798
	Floating Rate Obligations – (31.6)%				(434,368,000)
	Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering costs – (18.7)% (13)				(256,646,653)
	Other Assets Less Liabilities – 6.2%				84,119,672
	Net Assets Applicable to Common Shares – 100%				$1,375,943,817

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$1,938,257,224	$1,766,886	$1,940,024,110
Common Stocks	4,636,735	25,997,246	—	30,633,981
Corporate Bonds	—	12,052,605	128,102	12,180,707
Total	$4,636,735	$1,976,307,075	$1,894,988	$1,982,838,798

NMZ	Nuveen Municipal High Income Opportunity Fund (continued)
Portfolio of Investments July 31, 2021
(Unaudited)
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(8)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(9)	On November 28, 2011, AMR Corp. (“AMR”), the parent company of American Airlines Group, Inc. (“AAL”) filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet AMR’s unsecured bond obligations, the bondholders, including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120-day period. Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.
(10)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(11)	Common Stock received as part of the bankruptcy settlements for Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A, 3.500%, 4/01/41, Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35, Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008C, 3.950%, 11/01/32, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2005B, 4.000%, 1/01/34, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%, 5/15/20, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008B, 3.625%, 10/01/33, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008C, 3.950%, 11/01/32, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010A, 3.750%, 7/01/33, Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2006A, 2.550%, 11/01/41.
(12)	For fair value measurement disclosure purposes, investment classified as Level 2.
(13)	Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering cost as a percentage of Total Investments is 12.9%.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD	Purchased on a when-issued or delayed delivery basis.